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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08555

Money Market Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for 9 of its series, Evergreen California Municipal Money Market Fund, Evergreen Florida Municipal Money Market Fund, Evergreen Money Market Fund, Evergreen Municipal Money Market Fund, Evergreen New Jersey Municipal Money Market Fund, Evergreen New York Municipal Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund, Evergreen Treasury Money Market Fund, Evergreen U.S. Government Money Market Fund, for the quarter ended April 30, 2005. These 9 series have a January 31 fiscal year end.
Date of reporting period:	April 30, 2005

Item 1 – Schedule of Investments

EVERGREEN CALIFORNIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.7%
EDUCATION 16.3%
ABAG Fin. Auth. for Nonprofit Corps., CA RB, The Thatcher Sch. Proj., 3.04%, VRDN,
(LOC: Key Bank)	$8,000,000	$8,000,000
California CDA, RB, Biola Univ.:
Ser. A, 3.02%, VRDN, (LOC: Allied Irish Bank plc)	9,000,000	9,000,000
Ser. B, 3.02%, VRDN, (SPA: BNP Paribas S.A.)	2,820,000	2,820,000
California Edl. Facs. Auth. RRB, Art Ctr. Design College, Ser. B, 3.08%, VRDN	900,000	900,000
Foothill-De Anza, CA Cmnty. College Dist. ROC, 3.11%, VRDN, (Liq.: Citibank, N.A.)	6,655,000	6,655,000
San Diego Cnty., CA COP, Friends of Chabad Proj., 3.08%, VRDN, (LOC: Comerica, Inc.)	2,800,000	2,800,000

		30,175,000

GENERAL OBLIGATION - LOCAL 3.2%
Clovis, CA Unified Sch. Dist. GO, 3.11%, VRDN, (Insd. by FGIC & Liq.: Merrill Lynch & Co., Inc.)	1,330,000	1,330,000
Midway, CA Sch. Dist COP, Refinancing Proj., Ser. 2000, 3.10%, VRDN, (Liq.: Union Bank
of California)	4,555,000	4,555,000

		5,885,000

GENERAL OBLIGATION - STATE 7.2%
ABN Amro Munitops Cert. Ser. 2004-12, 3.02%, VRDN, (Insd. by MBIA & ABN Amro Bank)	1,700,000	1,700,000
California GO:
2.92%, VRDN, (Insd. by MBIA & SPA: JPMorgan Chase & Co.)	1,500,000	1,500,000
PFOTER:
3.03%, VRDN, (Insd. by MBIA & Liq.: Societe Generale)	5,925,000	5,925,000
3.04%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	4,100,000	4,100,000

		13,225,000

HOUSING 20.5%
Bank of NY MTC RB, Ser. 2003-1, 3.10%, VRDN, (LOC: Bank of New York Co.)	7,505,000	7,505,000
Class B Revenue Bond Cert. Trust, Ser. 2002-1, 3.44%, VRDN, (Liq.: American International
Group, Inc.)	7,000,000	7,000,000
FHLMC, MHRB, Ser. M001, Class A, 3.09%, VRDN	2,971,608	2,971,608
New Jersey Hsg. & Mtge. Fin. Agcy. PFOTER RB, 3.08%, VRDN, (LOC: Landesbank Hessen & Insd
by MBIA)	1,200,000	1,200,000
PFOTER:
Class A, 2.40%, 02/02/2006, (Liq.: Merill Lynch & Co., Inc.)	970,000	970,000
Class B, 2.20%, 07/07/2005, (Liq.: Merrill Lynch & Co., Inc.)	2,905,000	2,905,000
Class F, 3.10%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	390,000	390,000
San Jose, CA MHRB, PFOTER, 3.10%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	13,950,000	13,950,000
Simi Valley, CA MHRB, PFOTER, 3.04%, VRDN, (LOC: Danske Bank)	1,000,000	1,000,000

		37,891,608

INDUSTRIAL DEVELOPMENT REVENUE 19.8%
California CDA IDRB, Santos Proj., Ser A, 3.20%, VRDN, (LOC: California Bank & Trust)	3,250,000	3,250,000
California CDA RB, Tri-H Investors Proj., 3.15%, VRDN, (LOC: Union Bank of California)	850,000	850,000
California EDA RB, Killion Inds. Proj., 3.30%, VRDN, (LOC: Union Bank of California)	2,680,000	2,680,000
California Infrastructure & EDRB:
G&G Specialty Foods Proj., 3.10%, VRDN, (LOC: Comerica, Inc.)	1,950,000	1,950,000
Haig Precision Manufacturing Corp., 3.20%, VRDN, (SPA: Bank of the West)	2,315,000	2,315,000
Surtec, Inc. Proj., Ser. A, 3.10%, VRDN, (LOC: Comerica, Inc.)	2,200,000	2,200,000
Winery, Inc. Proj., Ser. A, 3.10%, VRDN, (LOC: Comerica, Inc.)	3,000,000	3,000,000
Douglas Cnty., GA IDRB, Electrical Fiber Sys. Proj., 3.39%, VRDN, (LOC: Regions Bank)	1,700,000	1,700,000
Frankfort, IN EDRB, Gen. Seating of America Proj., 4.20%, VRDN, (LOC: Dai-Ichi Kangyo Bank, Ltd.)	1,275,000	1,275,000
Glenn Cnty., CA IDA PCRB, Land O'Lakes, Inc. Proj., Ser. 1995, 3.10%, VRDN, (LOC: JPMorgan
Chase & Co.)	1,900,000	1,900,000
Los Angeles, CA IDA RB, Kairak, Inc. Proj., 3.17%, VRDN, (LOC: U.S. Bank)	1,535,000	1,535,000
Riverside Cnty., CA IDA RB, Computrus, Inc. Proj., 3.07%, VRDN	2,375,000	2,375,000
Riverside, CA IDRB:
Advance Bus Graphics:
Ser. A, 3.10%, VRDN	1,450,000	1,450,000
Ser. B, 3.10%, VRDN	1,300,000	1,300,000
Trademark Plastics, Inc. Proj., 3.08%, VRDN	4,275,000	4,275,000
Triple H Processors Proj., 3.15%, VRDN, (LOC: Union Bank of California)	1,680,000	1,680,000
[1]

EVERGREEN CALIFORNIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
South Bend, IN EDRB, Deluxe Sheet Metal, Inc. Proj., 3.16%, VRDN, (LOC: Standard Federal Bank)	$1,600,000	$1,600,000
Westfield, IN IDRB, Standard Locknut Proj., 3.25%, VRDN, (Liq.: Wells Fargo & Co.)	1,230,000	1,230,000

		36,565,000

MISCELLANEOUS REVENUE 4.4%
Pennsylvania EDFA Wstwtr. Treatment RRB, Sunoco, Inc. Proj., 3.19%, VRDN, (Gtd. by Sunoco, Inc.)	2,200,000	2,200,000
Port Arthur, TX Navigation Dist. IDRB, Fina Oil & Chemical Co. Proj., 2.89%, VRDN,
(Gtd. by Total S.A.)	1,500,000	1,500,000
Puerto Rico, Med. & Env. Pollution Ctl. Facs. RB, Becton Dickinson & Co., 2.60%, 03/01/2006,
(Gtd. by Becton Dickinson & Co.)	4,390,000	4,390,000

		8,090,000

PUBLIC FACILITIES 9.7%
San Diego, CA Cert. Partner, ROC, 3.03%, VRDN, (Insd. by AMBAC & Liq: Citigroup Holdings)	7,895,000	7,895,000
San Diego, CA Pub. Facs. Fin. Auth. Lease RB, PFOTER:
3.04%, VRDN, (Insd. by MBIA & Liq.: Merrill Lynch & Co., Inc.)	2,000,000	2,000,000
3.04%, VRDN, (Insd. by AMBAC & Liq.: Merrill Lynch & Co., Inc.)	8,000,000	8,000,000

		17,895,000

RESOURCE RECOVERY 7.4%
California Pollution Ctl. Fin. Auth. Solid Wst. RB:
Cedar Ave. Recycling Proj. A, 3.07%, VRDN	3,000,000	3,000,000
Heritage Dairy Proj., 3.06%, VRDN, (Liq.: Wells Fargo & Co.)	1,500,000	1,500,000
John B. & Ann M. Verwey Proj., 3.06%, VRDN, (LOC: Bank of America Corp.)	3,400,000	3,400,000
Napa Recycling & Waste Proj., Ser. A, 3.22%, VRDN, (LOC: Union Bank of California)	5,255,000	5,255,000
South Lake Refuse Co. Proj., Ser. A, 3.12%, VRDN, (LOC: Comerica, Inc.)	500,000	500,000

		13,655,000

SOLID WASTE 0.5%
New Hampshire Business Fin. Auth. Solid Wst. Disposal RB, Waste Management, Inc. Proj.,
2.90%, 06/01/2005, (LOC: Bank of America Corp.)	1,000,000	1,000,000

SPECIAL TAX 2.6%
Camden, NJ BAN, 3.50%, 11/29/2005	4,700,000	4,727,026

TOBACCO REVENUE 0.9%
California Tobacco Settlement RB, PFOTER, 3.08%, VRDN, (LOC: WestLB AG)	1,625,000	1,625,000

TRANSPORTATION 2.0%
Foothill/Eastern Trans. Corridor Agcy., CA Toll Road RB, PFOTER, 3.06%, VRDN, (Liq.: Merrill Lynch
& Co., Inc.)	3,670,000	3,670,000

UTILITY 2.4%
Carlton, WI PCRB, Wisconsin Pwr. & Light Proj., 3.16%, VRDN, (Gtd. by Wisconsin Pwr. & Light)	800,000	800,000
Delaware EDA RB, Delmarva Pwr. & Light Co. Proj., 3.20%, VRDN, (Gtd. by Delmarva Pwr. &
Light Co.)	1,100,000	1,100,000
Delaware EDA RRB, Delmarva Pwr. & Light Co. Proj., Ser. 1993C, 3.20%, VRDN, (Gtd. by Delmavra
Pwr. & Light Co.)	700,000	700,000
Northern California Pub. Pwr. Agcy. RB MSTR, Ser. 35A, 3.05%, VRDN, (Insd. by MBIA & LOC:
JPMorgan Chase & Co.)	1,300,000	1,300,000
Sheboygan, WI PCRB, Wisconsin Pwr. & Light Proj., 3.35%, VRDN, (Gtd. by Wisconsin
Pwr. & Light)	600,000	600,000

		4,500,000

WATER & SEWER 2.8%
Hanford, CA Swr. RB, Ser. A, 3.12%, VRDN	1,065,000	1,065,000
Olcese, CA Wtr. Dist. COP, Rio Bravo Wtr. Delivery Proj., Ser. A, 2.70%, 05/17/2005, (SPA: Sumitomo
MIT Bank Corp.)	4,200,000	4,200,000

		5,265,000

Total Investments (cost $184,168,634) 99.7%		184,168,634
Other Assets and Liabilities 0.3%		494,663

Net Assets 100.0%		$184,663,297

[2]

EVERGREEN CALIFORNIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at April 30, 2005.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificates
PCRB	Pollution Control Revenue Bond
PFOTER	Putable Floating Option Tax Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SPA	Securities Purchase Agreement

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

On April 30, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

The following table shows the percent of total investments by geographic location as of April 30, 2005:

California	75.1%
Delaware	6.4%
New York	4.1%
New Jersey	3.2%
Puerto Rico	2.4%
Indiana	2.2%
Pennsylvania	1.2%
Georgia	0.9%
Texas	0.8%
Wisconsin	0.8%
New Hampshire	0.5%
Non-state specific	2.4%

100.0%

At April 30, 2005, the Fund had the following open credit default swap contracts outstanding:

Expiration	Counterparty	Reference Debt Obligation	Notional Amount	Annual Rate of Fixed Payments Made by the Fund	Payment Frequency
06/01/2005	Bank of America Corp.	New Hampshire Business Fin. Auth. Solid Wst. Disposal RB, Waste Management, Inc. Proj.	$1,000,000	0.46%	Quarterly
[3]

EVERGREEN FLORIDA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.8%
AIRPORT 12.1%
Greater Orlando Aviation Auth. RB, Flight Safety Proj., Ser. A, 3.05%, VRDN, (Gtd. by Berkshire
Hathaway)	$6,100,000	$6,100,000
Miami-Dade Cnty., FL IDA Arpt. Facs. RB, Flight Safety Proj.:
Ser. A, 3.25%, VRDN, (Gtd. by Boeing Co.)	16,910,000	16,910,000
Ser. B, 3.25%, VRDN, (Gtd. by Boeing Co.)	19,030,000	19,030,000

		42,040,000

CONTINUING CARE RETIREMENT COMMUNITY 2.5%
Bay Cnty., FL RB, Methodist Home for Aging, 3.31%, VRDN, (Insd. by FHLB)	7,885,000	7,885,000
Orange Cnty., FL Hlth. Facs. Auth. RB, Hlth. Facs. Svcs., Inc. Proj., 2.99%, VRDN,
(LOC: SunTrust Banks, Inc.)	830,000	830,000

		8,715,000

EDUCATION 3.0%
Brevard Cnty., FL Sch. Board COP, Ser. 638, 3.03%, VRDN, (LOC: JPMorgan Chase & Co.)	2,500,000	2,500,000
Crown Point, IN GO, Cmnty. Sch. Corp. TAN, 3.25%, 12/30/2005	3,334,000	3,349,168
Merrillville, IN Cmnty. Sch. Corp. TAN, 3.00%, 12/30/2005	2,000,000	2,007,515
Roosevelt, NY GO, Union Free Sch. Dist. TAN, 2.75%, 07/07/2005	2,000,000	2,000,525
University of South Florida Research Foundation RB, Univ. Tech. Proj., Ser. A, 2.91%, VRDN,
(LOC: SunTrust Banks, Inc.)	400,000	400,000

		10,257,208

GENERAL OBLIGATION - LOCAL 0.7%
Wildgrass, CO GO, 2.40%, VRDN, (LOC: Compass Bancshares, Inc.)	2,500,000	2,500,000

GENERAL OBLIGATION - STATE 1.9%
Florida Dept. of Trans. GO ROC, 3.03%, VRDN, (Liq.: Citigroup, Inc.)	1,490,000	1,490,000
Puerto Rico Govt. Dev. Bank GO, 2.80%, VRDN	5,300,000	5,300,000

		6,790,000

HOSPITAL 5.6%
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Proj., Ser. A, 3.00%, VRDN,
(LOC: SunTrust Banks, Inc.)	300,000	300,000
Huntsville, AL Hlth. Care Auth. Facs. RB, Ser. B, 4.65%, VRDN	1,000,000	1,002,252
Indianapolis, IN Hlth. Fac. Fin. Auth. RB, Ascension Hlth. Credit Group, 2.50%, 03/01/2006	3,050,000	3,047,489
Jacksonville, FL IDRB, Univ. of Florida Hlth. & Science Ctr., 3.04%, VRDN, (LOC: Bank of
America Corp.)	800,000	800,000
Miami, FL Hlth. Facs. Auth. PFOTER, Mercy Hosp., 3.08%, VRDN, (LOC: WestLB AG)	1,495,000	1,495,000
Orange Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys., Ser. 1998-171, 3.09%, VRDN,
(Liq.: Morgan Stanley)	8,000,000	8,000,000
Punta Gorda, FL Hlth. Facs. RB, Ser. 98-32, 3.09%, VRDN, (Liq.: Morgan Stanley)	1,175,000	1,175,000
Saint Lucie Cnty., FL IDA, Savannah Hosp. Proj., 3.00%, VRDN, (LOC: Canadian Imperial Bank)	3,545,000	3,545,000

		19,364,741

HOUSING 25.2%
Alachua Cnty., FL HFA RB, Hsg. Univ. Cove Apts. Proj., 3.05%, VRDN, (LOC: SunTrust Banks, Inc.)	3,975,000	3,975,000
Brevard Cnty., FL HFA MHRB, Shore View Apts. Proj., 2.95%, VRDN, (LOC: Harris Trust & Savings)	2,200,000	2,200,000
Broward Cnty., FL HFA RB, Ser. 2000-C, 3.21%, VRDN, (LOC: Citibank)	15,000	15,000
Broward Cnty., FL MHRB, Cypress Grove Apts., Ser. B, 3.49%, VRDN, (LOC: Citibank)	4,270,000	4,270,000
Class B Revenue Bond Cert. Trust:
3.44%, VRDN, (Liq.: American International Group, Inc.)	8,095,000	8,095,000
Ser. 2003-1, 2.65%, 03/06/2006, (Liq.: American International Group, Inc.)	6,530,000	6,530,000
Clipper Tax-Exempt Cert. Trust COP:
Ser. 1999-2, 3.19%, VRDN, (SPA: State Street Corp.)	226,013	226,013
Ser. 2000-1, 3.11%, VRDN, (SPA: State Street Corp.)	10,037,000	10,037,000
Florida HFA RB, 3.07%, VRDN, (Liq.: Merril Lynch & Co., Inc.)	1,180,000	1,180,000
Florida HFA MHRB:
3.08%, VRDN, (Liq.: Merril Lynch & Co., Inc.)	7,915,000	7,915,000
Lee Vista Apts., 3.04%, VRDN, (Insd. by FHLMC)	18,000,000	18,000,000
Maitland Apts., 3.04%, VRDN, (Insd. by FHLMC)	675,000	675,000
[1]

EVERGREEN FLORIDA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Michigan HDA RB, Bloomfield River Apts., 2.40%, VRDN (LOC: JPMorgan Chase & Co.)	$4,000,000	$4,000,000
Orange Cnty., FL HFA RB, 3.08%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	1,900,000	1,900,000
Orange Cnty., FL Hsg. Fin. Mtge. RB, Lee Vista Club Apts., Ser. A, 2.99%, VRDN, (LOC: AmSouth
Bancorp)	500,000	500,000
Osceola Cnty., FL HFA RB, Arrow Ridge Apts., Ser. A, 2.97%, VRDN, (Insd. by FNMA)	1,025,000	1,025,000
Palm Beach Cnty., FL MHRB PFOTER, 3.08%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	6,790,000	6,790,000
PFOTER, Class B, 2.40%, 02/02/2006 (Insd. by FHLMC)	1,925,000	1,925,000
Pinellas Cnty., FL HFA PFOTER:
3.08%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	305,000	305,000
3.08%, VRDN, (SPA: RaboBank Neder & LandesBank Hessen)	1,100,000	1,100,000
Pinellas Cnty., FL HFA SFHRB, 3.08%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	800,000	800,000
Volusia Cnty., FL HFA RB, Sunrise Pointe Apts., Ser. A, 3.06%, VRDN, (LOC: Bank of America Corp.)	5,700,000	5,700,000

		87,163,013

INDUSTRIAL DEVELOPMENT REVENUE 15.8%
Alachua Cnty, FL IDRB, Florida Rock Proj., 3.05%, VRDN, (LOC: Bank of America Corp.)	1,000,000	1,000,000
Capital Trust PFOTER, Seminole Convention Proj., Ser. A, 3.06%, VRDN, (LOC: JPMorgan
Chase & Co.)	2,500,000	2,500,000
Colorado HFA EDRB, Corey Bldg. Proj., Ser. A, 3.13%, VRDN, (LOC: Wells Fargo & Co.)	1,530,000	1,530,000
Dade Cnty., FL IDA RB, Quipp, Inc. Proj., 3.10%, VRDN, (LOC: Bank of America Corp.)	450,000	450,000
Escambia Cnty., FL IDRB, Daw's Manufacturing Co., Inc. Proj., 3.14%, VRDN, (LOC: Bank of
America Corp.)	3,305,000	3,305,000
Florida Capital Trust Agcy. RB, Seminole Convention Proj., 3.39%, VRDN, (Liq.: Merrill
Lynch & Co., Inc.)	11,700,000	11,700,000
Florida Dev. Fin. Corp. IDRB:
Enterprise Building Proj.:
Ser. A-1, 3.15%, VRDN, (LOC: SunTrust Banks, Inc.)	970,000	970,000
Ser. A-2, 3.10%, VRDN, (LOC: SunTrust Banks, Inc.)	670,000	670,000
Enterprise Triple Crown Trailers, Ser. 2002-C1, 3.15%, VRDN, (LOC: SunTrust Banks, Inc.)	1,200,000	1,200,000
Fort Walton Proj., Ser. A-4, 3.10%, VRDN, (LOC: SunTrust Banks, Inc.)	745,000	745,000
Novelty Crystal Proj., 3.10%, VRDN, (LOC: SunTrust Banks, Inc.)	1,100,000	1,100,000
Plastics Components Proj., 3.10%, VRDN, (LOC: SunTrust Banks, Inc.)	850,000	850,000
Suncoast Bakeries Proj., Ser. A-1, 3.10%, VRDN, (LOC: SunTrust Banks, Inc.)	590,000	590,000
Hillsborough Cnty., FL IDRB, Berry Packaging, Inc., 3.07%, VRDN, (LOC: Bank of America Corp.)	1,655,000	1,655,000
Jacksonville, FL EDA IDRB, Crown Products Co. Proj., Ser. 1998, 3.10%, VRDN, (LOC: SunTrust
Banks, Inc.)	800,000	800,000
Jacksonville, FL EDA RB, Hartley Press, Inc., Ser. A, 3.10%, VRDN, (LOC: Bank of America Corp.)	2,950,000	2,950,000
Massachusetts Indl. Fin. Agcy. RB, Portland Causeway Proj., 2.50%, VRDN, (LOC: Sovereign
Bancorp, Inc.)	600,000	600,000
Miami-Dade Cnty., FL IDA RB, Reflectone, Inc. Proj., 3.05%, VRDN, (LOC: Royal Bank of Canada)	11,000,000	11,000,000
Pasco Cnty., FL IDRB, PAC-MED, Inc. Proj., 3.10%, VRDN, (LOC: Bank of America Corp.)	2,000,000	2,000,000
Polk Cnty., FL IDA RB:
Citrus World, Inc. Proj., 3.23%, VRDN, (LOC: SunTrust Banks, Inc.)	1,000,000	1,000,000
Sun Orchard Florida, Inc. Proj., 3.15%, VRDN, (LOC: U.S. Bank & Trust)	1,620,000	1,620,000
Sheboygan, WI IDRB, Vortex Liquid Color Proj., 3.31%, VRDN, (LOC: Associated Banc-Corp.)	1,640,000	1,640,000
Volusia Cnty., FL IDA RB, Ideal Spot Properties Proj., Ser. A, 3.05%, VRDN, (LOC: Bank of
America Corp.)	4,865,000	4,865,000

		54,740,000

LEASE 0.2%
Koch Floating Rate Trust Cert., Ser. 2000-1, 3.19%, VRDN, (LOC: State Street Corp.)	781,317	781,317

MISCELLANEOUS REVENUE 2.3%
Michigan Strategic Fund, Dow Chemical Co. Proj., Ser. 2003A-1, 2.40%, VRDN (Gtd. by
Dow Chemical Co.)	2,000,000	2,000,000
Palm Beach Cnty., FL RB, Jewish Cmnty. Campus Corp., 2.97%, VRDN, (LOC: Northern Trust Corp.)	5,840,000	5,840,000

		7,840,000

[2]

EVERGREEN FLORIDA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PORT AUTHORITY 0.6%
Valdez, AK Marine Terminal RB, 1.80%, 06/01/2005, (Gtd. by ConocoPhillips)	$2,000,000	$2,000,000

PUBLIC FACILITIES 4.6%
Hillsborough Cnty., FL Sch. Board COP, Ser. 2000-E, 3.14%, VRDN, (LOC: Bank of America Corp.)	4,590,000	4,590,000
Miami-Dade Cnty., FL Sch. Board COP:
3.03%, VRDN, (LOC: JPMorgan Chase & Co.)	3,100,000	3,100,000
3.03%, VRDN, (Liq.: Citigroup, Inc.)	4,580,000	4,580,000
Orange Cnty., FL Sch. Board COP, Ser. 2000-328, 3.05%, VRDN, (Liq.: Morgan Stanley)	350,000	350,000
Palm Beach Cnty., FL Sch. Board COP, 3.03%, VRDN, (LOC: Citibank)	2,710,000	2,710,000
St. Lucie Cnty., FL Sch. Board COP, 3.02%, VRDN, (LOC: Bank of New York Co.)	588,000	588,000

		15,918,000

RESOURCE RECOVERY 0.9%
Montana Resource Recovery RB, Colstrip Energy Proj., 2.45%, VRDN	3,000,000	3,000,000

SPECIAL TAX 5.9%
Boynton Beach, FL Cmnty. Redev. Agcy. RB, Ser. 657, 3.03%, VRDN, (LOC: JPMorgan Chase & Co.)	1,595,000	1,595,000
Broward Cnty., FL Sales Tax RB, Ser. A, 2.45%, VRDN (Gtd. by Dexia Credit)	1,587,000	1,587,000
California Economic Recovery ROC, 1.70%, VRDN, (LOC: Citibank)	3,000,000	3,000,000
Florida Board of Ed. Lottery COP, Eagle Trust Cert., Ser. 2001-0904, 3.03%, VRDN, (LOC: Citibank)	2,600,000	2,600,000
Lee Cnty., FL Trans. Facs. ROC, 3.03%, VRDN, (Liq.: Citigroup, Inc.)	3,995,000	3,995,000
Palm Beach Cnty., FL Criminal Justice Facs., Ser. 191, 1.75%, VRDN, (Liq.: Morgan Stanley)	7,495,000	7,495,000

		20,272,000

UTILITY 16.5%
Burke Cnty., GA PCRB, Oglethorpe Pwr. Proj., Ser. A, 2.55%, VRDN (SPA: RaboBank Neder)	10,000,000	10,000,000
Carlton, WI PCRB, Wisconsin Pwr. & Light Proj., 3.16%, VRDN, (Gtd. by Wisconsin Pwr. & Light)	2,700,000	2,700,000
Coconino Cnty., AZ PCRB, Arizona Pub. Svc. Co. Proj., 3.09%, VRDN, (Gtd. by Arizona Pub. Svc. Co.)	1,000,000	1,000,000
Jacksonville, FL Elec. Auth. RB:
Ser. 2000-A, 2.05%, VRDN (SPA: WestLB AG)	22,100,000	22,100,000
Ser. 2000-F, 2.35%, VRDN (SPA: LandesBank Hessen & Thuringen Girozentrale)	5,000,000	5,000,000
La Cygne, KS Env. Impt. RB, Kansas City Pwr. & Light Co. Proj., 2.25%, VRDN (Gtd. by Kansas
City Pwr. & Light Co.)	2,000,000	1,995,865
Port St. Lucie, FL Util. Sys. RRB, Ser. A, 3.03%, VRDN, (SPA: RBC Centura Bank)	14,200,000	14,200,000

		56,995,865

WATER & SEWER 2.0%
Colorado Superior Metro. Dist. No. 1 RRB, Ser. A, 2.30%, VRDN, (SPA: BNP Paribas)	3,030,000	3,030,000
Florida Util. Auth. RB, Ser. 327, 3.05%, VRDN, (Liq.: Morgan Stanley)	348,500	348,500
West Palm Beach, FL Util. Sys. RB, Ser. 972, 3.03%, VRDN, (Liq.: Morgan Stanley)	3,500,000	3,500,000

		6,878,500

Total Investments (cost $345,255,644) 99.8%		345,255,644
Other Assets and Liabilities 0.2%		768,352

Net Assets 100.0%		$346,023,996

VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at April 30, 2005.

[3]

EVERGREEN FLORIDA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
Summary of Abbreviations
COP	Certificates of Participation
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
PFOTER	Putable Floating Option Tax Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TAN	Tax Anticipation Note

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC, and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

The following table shows the percent of total investments by geographic location as of April 30, 2005:

Florida	78.8%
Georgia	2.9%
Indiana	2.4%
Colorado	2.0%
Puerto Rico	1.5%
Michigan	1.2%
Wisconsin	1.2%
California	0.9%
Montana	0.9%
Alaska	0.6%
Delaware	0.6%
Kansas	0.6%
New York	0.6%
Alabama	0.3%
Arizona	0.3%
Massachusetts	0.2%
Non-state specific	5.0%

100.0%

On April 30, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

[4]

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
	Principal Amount	Value

CERTIFICATES OF DEPOSIT 10.0%
Credit Suisse First Boston Corp.:
2.57%, 11/10/2005	$150,000,000	$150,000,000
2.74%, 12/09/2005	75,000,000	75,000,000
Deutsche Bank AG:
1.53%, 05/06/2005	85,000,000	85,000,000
2.45%, 10/07/2005	110,000,000	110,000,000
2.81%, 12/12/2005	100,000,000	100,000,000
First Tennessee Bank:
2.75%, 12/13/2005	75,000,000	75,000,000
3.00%, 06/17/2005	50,000,000	50,000,000
3.04%, 07/07/2005	50,000,000	50,000,000
National Bank of Commerce, 3.02%, 05/30/2005	50,000,000	49,999,219
SunTrust Banks, Inc.:
2.86%, 06/02/2005	50,000,000	50,000,000
3.14%, 08/18/2005	50,000,000	50,000,000
UBS AG, 2.76%, 12/14/2005	50,000,000	50,004,572

Total Certificates of Deposit (cost $895,003,791)		895,003,791

COMMERCIAL PAPER 48.7%
Asset-Backed 47.6%
Amstel Funding Corp.:
2.93%, 05/31/2005	50,000,000	49,881,986
3.06%, 07/21/2005	57,216,000	56,829,056
ASAP Funding, 3.00%, 06/01/2005	125,000,000	124,750,000
Barton Capital Corp., 2.89%, 05/10/2005	30,045,000	30,025,704
Blue Spice LLC, 3.00%, 05/03/2005	30,000,000	29,997,500
Check Point Charlie, Inc.:
2.70%, 05/05/2005	25,000,000	24,994,375
2.71%, 05/09/2005	68,600,000	68,582,671
2.76%, 05/12/2005	25,100,000	25,080,757
2.86%, 05/10/2005	21,000,000	20,986,653
3.00%, 05/18/2005	30,000,000	29,960,000
Chesham Finance LLC:
2.76%, 05/17/2005	50,000,000	49,942,500
2.85%, 05/09/2005	50,000,000	49,972,292
3.00%, 05/02/2005	50,000,000	50,000,000
Citibank Credit Card Issuance Trust, 3.02%, 05/31/2005	40,000,000	39,902,688
Concord Minutemen Capital Co. LLC:
2.88%, 05/08/2005	100,000,000	100,000,000
2.93%, 05/16/2005	133,000,000	133,000,000
Descartes Funding Trust, 2.95%, 05/15/2005	100,000,000	100,000,000
Eiffel Funding LLC:
2.82%, 05/05/2005	25,000,000	24,994,125
2.86%, 05/09/2005	25,000,000	24,986,097
2.99%, 05/24/2005	50,000,000	49,908,639
Fairway Finance Corp.:
2.83%, 05/09/2005	59,933,000	59,900,020
2.98%, 05/20/2005	61,063,000	60,972,016
Ford Credit Corp.:
2.94%, 05/18/2005	50,000,000	49,934,667
3.00%, 05/25/2005	50,000,000	49,904,167
3.02%, 05/25/2005	30,000,000	29,942,117
Galaxy Funding, Inc., 2.76%, 05/18/2005	20,000,000	19,975,467
Gemini Securitization Corp.:
2.73%, 05/16/2005	25,175,000	25,148,272
2.96%, 06/06/2005	25,000,000	24,928,055
Georgetown Funding LLC:
3.00%, 06/02/2005	25,000,000	24,935,417
3.05%, 06/21/2005	50,000,000	49,788,195
[1]

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
ASSET-BACKED continued
Giro Balanced Funding Corp.:
2.87%, 05/12/2005	$50,000,000	$49,960,139
3.01%, 05/27/2005	50,000,000	49,895,486
Giro Multi-Funding Corp., 2.95%, 05/20/2005	50,000,000	49,926,250
Grampian Funding LLC, 2.73%, 05/17/2005	90,000,000	89,897,625
Greyhawk Funding LLC:
2.70%, 05/09/2005	36,000,000	35,981,100
2.85%, 05/05/2005	50,000,000	49,988,125
Legacy Capital Corp., 2.80%, 05/17/2005	50,989,000	50,929,513
Lexington Parker Capital Co. LLC:
2.71%, 05/10/2005	117,038,000	116,967,517
2.83%, 05/06/2005	100,000,000	99,976,417
2.89%, 05/18/2005	25,000,000	24,967,889
3.02%, 05/18/2005	25,000,000	24,966,444
Lockhart Funding LLC:
2.71%, 05/09/2005	42,493,000	42,470,609
2.85%, 05/11/2005	90,000,000	89,935,875
2.99%, 05/19/2005	45,000,000	44,936,463
Mortgage Interest Network, 2.93%, 05/11/2005	110,000,000	109,946,283
Neptune Funding Corp.:
2.88%, 05/16/2005	120,912,000	120,816,289
3.10%, 07/11/2005	25,000,000	24,849,306
Old Line Funding Corp., 2.87%, 05/16/2005	57,524,000	57,459,797
Paradigm Funding LLC:
2.83%, 05/09/2005	100,000,000	99,944,972
2.84%, 05/06/2005	65,000,000	64,979,489
2.87%, 05/13/2005	50,000,000	49,956,153
Park Granada LLC:
2.83%, 05/11/2005	60,182,000	60,141,393
2.91%, 05/24/2005	60,000,000	59,893,300
2.92%, 05/09/2005	49,000,000	48,972,179
2.93%, 05/03/2005	34,622,000	34,619,182
3.01%, 05/02/2005	35,000,000	35,000,000
Perry Global Funding, Ltd. LLC:
2.85%, 05/11/2005	100,000,000	99,928,750
2.92%, 05/23/2005	97,911,000	97,744,225
2.93%, 05/23/2005	43,948,000	43,872,885
Rhineland Funding Capital Corp.:
2.82%, 05/12/2005	24,913,000	24,893,485
2.95%, 05/20/2005	27,939,000	27,897,790
3.08%, 06/17/2005	78,167,000	77,859,369
Skandin Ens Banken AG, 2.76%, 05/16/2005	50,000,000	49,946,333
Thames Asset Global Securitization, Inc.:
2.76%, 05/18/2005	50,000,000	49,938,667
2.84%, 05/09/2005	50,000,000	49,972,389
2.85%, 05/12/2005	24,601,000	24,581,524
2.88%, 05/12/2005	24,879,000	24,859,097
2.95%, 05/16/2005	51,605,000	51,545,797
2.98%, 05/20/2005	27,798,000	27,756,581
Thornburg Mortgage Capital Resources LLC:
2.85%, 05/05/2005	75,000,000	74,982,187
2.89%, 05/09/2005	26,000,000	25,985,389
2.91%, 05/12/2005	20,000,000	19,983,833
2.93%, 05/13/2005	95,000,000	94,920,646
2.97%, 05/17/2005	50,000,000	49,938,125
2.99%, 05/20/2005	5,000,000	4,992,525
[2]

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
ASSET-BACKED continued
Three Pillars Funding Corp.:
2.83%, 05/09/2005	$55,141,000	$55,110,657
2.92%, 05/16/2005	22,207,000	22,181,783
Thunder Bay Funding LLC:
2.83%, 05/09/2005	15,211,000	15,202,630
2.90%, 05/16/2005	31,394,000	31,358,595
2.93%, 05/25/2005	50,000,000	49,906,403
2.98%, 05/16/2005	25,156,000	25,126,847
Tulip Funding Corp., 3.00%, 05/20/2005	50,000,000	49,925,000

		4,237,012,743

Diversified Financial Services 1.1%
Sigma Finance, Inc., 2.75%, 05/19/2005	100,000,000	99,870,139

Total Commercial Paper (cost $4,336,882,882)		4,336,882,882

ASSET-BACKED SECURITIES 0.6%
Blue Heron Funding Corp., 2.88%, 05/22/2005 144A (cost $50,000,000)	50,000,000	50,000,000

CORPORATE BONDS 26.1%
ASSET-BACKED 0.6%
Strategic Money Market Trust, FRN, 3.13%, 07/15/2005 144A	56,648,000	56,648,000

Capital Markets 8.4%
Bear Stearns Co., Inc., FRN, 2.89%, 05/05/2005	50,000,000	50,000,000
Goldman Sachs Group, Inc., FRN, 3.25%, 06/21/2005	40,000,000	40,077,785
Merrill Lynch & Co., Inc., FRN, 3.06%, 05/11/2005	300,000,000	300,000,000
Morgan Stanley, FRN:
2.86%, 05/03/2005	100,000,000	99,964,212
2.95%, 05/16/2005	200,000,000	199,932,519
Spear, Leeds & Kellogg LP, 8.25%, 08/15/2005 144A	52,000,000	52,866,526

		742,841,042

Commercial Banks 4.5%
HBOS plc, FRN, 2.90%, 05/20/2005 144A	150,000,000	150,000,000
Marshall & Ilsley Bank Corp., 5.21%, 12/15/2005	50,000,000	50,694,651
Wells Fargo & Co., FRN, 2.80%, 05/03/2005	100,000,000	100,000,000
WestLB AG, FRN, 2.92%, 05/10/2005 144A	100,000,000	99,918,774

		400,613,425

Consumer Finance 4.6%
BMW U.S. Capital Corp. LLC, FRN:
3.01%, 05/24/2005	40,000,000	40,000,000
4.23%, 06/07/2005	50,000,000	50,098,334
General Electric Capital Corp., FRN:
3.01%, 05/09/2005	100,000,000	100,000,000
3.07%, 05/17/2005	220,000,000	220,000,000

		410,098,334

Diversified Financial Services 3.0%
CC USA, Inc., FRN, 2.86%, 05/26/2005 144A	40,000,000	39,998,885
Liberty Lighthouse U.S. Capital Corp.:
2.75%, 11/16/2005 144A	100,000,000	100,000,000
3.08%, 01/06/2006 144A	50,000,000	50,000,000
Sigma Finance, Inc.:
1.58%, 05/06/2005 144A	40,000,000	40,000,000
1.87%, 05/17/2005 144A	40,000,000	40,000,000

		269,998,885

Hotels, Restaurants & Leisure 0.6%
McDonald's Corp., FRN, 4.49%, 03/07/2006 144A	50,000,000	50,398,737

[3]

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIAL CONGLOMERATES 0.9%
General Electric Co., FRN, 3.21%, 07/25/2005	$81,125,000	$81,157,343

Pharmaceuticals 0.8%
Pfizer, Inc., FRN, 2.69%, 05/04/2005	70,000,000	70,000,000

Thrifts & Mortgage Finance 2.7%
Countrywide Home Loans, Inc., FRN:
2.22%, 05/20/2005	30,000,000	29,999,704
2.98%, 05/26/2005	50,000,000	50,000,000
2.99%, 05/12/2005	40,000,000	40,001,420
3.02%, 05/23/2005	68,000,000	67,880,207
3.04%, 06/06/2005	33,000,000	33,000,000
3.27%, 07/29/2005	20,000,000	20,000,000

		240,881,331

Total Corporate Bonds (cost $2,322,637,097)		2,322,637,097

FUNDING AGREEMENTS 3.9%
Jackson National Life Insurance Co., 3.18%, 07/01/2005	75,000,000	75,000,000
Transamerica Funding Agreement:
3.08%, 05/02/2005	140,000,000	140,000,000
3.25%, 07/01/2005	135,000,000	135,000,000

Total Funding Agreements (cost $350,000,000)		350,000,000

MUNICIPAL OBLIGATIONS 0.6%
Industrial Development Revenue 0.1%
Warren Cnty., KY IDA RB, Stupp Brothers, Inc. Proj., FRN, Ser. B-1, 3.02%, 05/05/2005, (LOC: Bank
of America Corp.)	11,600,000	11,600,000

Miscellaneous Revenue 0.5%
Detroit, MI Economic Dev. Corp. RB, Waterfront Recreation, FRN, Ser. B, 3.13%, 05/05/2005,
(LOC: Bank of America Corp.)	41,830,000	41,830,000

Total Municipal Obligations (cost $53,430,000)		53,430,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS 10.0%
FHLB:
1.53%, 05/06/2005	100,000,000	100,000,000
1.58%, 05/10/2005	75,000,000	75,000,000
2.00%, 06/01/2005	35,730,000	35,729,559
2.50%, 11/02/2005	125,000,000	125,000,000
2.51%, 11/04/2005	100,000,000	100,000,000
3.00%, 01/18/2006	38,835,000	38,821,871
FRN, 2.00%, 08/11/2005	50,000,000	50,000,000
FHLMC, FRN:
1.90%, 07/28/2005	50,000,000	50,000,000
2.50%, 07/19/2005	60,000,000	60,000,000
FNMA:
1.40%, 05/03/2005	50,000,000	50,000,000
1.65%, 05/16/2005	25,000,000	25,000,000
1.75%, 05/23/2005	50,000,000	50,000,000
3.15%, 02/06/2006	80,000,000	79,991,729
FRN, 3.03%, 07/21/2005	50,000,000	49,984,816

Total U.S. Government & Agency Obligations (cost $889,527,975)		889,527,975

	Shares	Value

MUTUAL FUND SHARES 0.0%
Federated Prime Value Obligation Fund (cost $74,592)	74,592	74,592

[4]

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
	Principal Amount	Value

REPURCHASE AGREEMENT 0.0%
Societe Generale, 2.80%, dated 4/29/2005, maturing 5/2/2005; maturity value $3,182,152 (1)
(cost $3,181,410)	$3,181,410	$3,181,410

Total Investments (cost $8,900,737,747) 99.9%		8,900,737,747
Other Assets and Liabilities 0.1%		8,633,938

Net Assets 100.0%		$8,909,371,685

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
(1)	Collateralized by $3,300,000 U.S. Treasury Note, 3.00%, 2/15/2009, value including accrued interest is $3,231,920; $35,712 GNMA, 6.00%, 3/15/2033, value including accrued interest is $13,118.

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IDA	Industrial Development Authority
LOC	Letter of Credit
RB	Revenue Bond

On April 30, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

[5]

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.6%
AIRPORT 1.7%
Chicago, IL O'Hare Intl. Arpt. RB, PFOTER, 3.08%, VRDN, (SPA: Merrill Lynch & Co., Inc. & Insd. by XL Capital Assurance, Inc.)	$675,000	$675,000
Chicago, IL O'Hare Intl. Arpt. Spl. Facs. RB, Northwest Airlines, Inc. Proj.:
Ser. A, 3.15%, VRDN, (LOC: Citibank)	2,500,000	2,500,000
Ser. B, 3.15%, VRDN, (LOC: Citibank)	6,700,000	6,700,000
Denver, CO City and Cnty. Arpt. RB, Stars Cert., Ser. 104, 3.04%, VRDN	5,590,000	5,590,000
Hawaii Arpt. Sys. RB, 3.08%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by FGIC)	2,215,000	2,215,000
Houston, TX Arpt. Sys. RB, Floating Rate Trust Cert., Ser. 404, 3.08%, VRDN, (Liq.: Morgan Stanley & Insd. by FGIC)	1,100,000	1,100,000
Indianapolis, IN Local Pub. Impt. RB, PFOTER, 3.08%, VRDN, (Gtd. by Svenska Handelsbank)	4,000,000	4,000,000
Kenton Cnty., KY Arpt. Board RB, Ser. F-2, 3.11%, VRDN, (LOC: Bank of America Corp. & Insd. by MBIA)	2,910,000	2,910,000
Metropolitan Washington, DC Arpt. MSTR, 3.24%, VRDN, (SPA: Societe Generale)	9,705,000	9,705,000
Miami-Dade Cnty., FL IDA Arpt. Facs. RB, Flight Safety Proj.:
Ser. A, 3.25%, VRDN, (Gtd. by Boeing Co.)	3,300,000	3,300,000
Ser. B, 3.25%, VRDN, (Gtd. by Boeing Co.)	1,200,000	1,200,000
Philadelphia, PA Arpt. MSTR, 3.08%, VRDN, (SPA: Societe Generale & Insd. by FGIC)	3,400,000	3,400,000

		43,295,000

COMMUNITY DEVELOPMENT DISTRICT 1.5%
Manitowoc Cnty., WI RB, Lake Michigan Private Inds. Proj., 3.15%, VRDN, (LOC: U.S. Bancorp)	2,725,000	2,725,000
Metropolitan Govt. Nashville & Davidson Cnty., TN RB, Commerce Street Ventures, 3.19%, VRDN, (LOC: AmSouth Bancorp)	4,085,000	4,085,000
San Diego, CA Pub. Facs. Fin. Auth. Lease RB, PFOTER:
3.04%, VRDN, (Insd. by AMBAC & Liq.: Merrill Lynch & Co., Inc.)	670,000	670,000
3.04%, VRDN, (Insd. by MBIA & Liq.: Merrill Lynch & Co., Inc.)	26,000,000	26,000,000
Skokie, IL EDRB, Skokie Fashion Square Proj., 3.42%, VRDN, (LOC: LaSalle Bank)	1,850,000	1,850,000
York Cnty., ME Fin. Auth. RB, Cmnty. Action Corp. Proj., 3.07%, VRDN, (LOC: KeyCorp)	2,425,000	2,425,000

		37,755,000

EDUCATION 5.3%
Adams Cnty., CO MTC, Sch. Dist. 12, Ser. 9008, 3.05%, VRDN, (Liq.: Bear Stearns Cos., & Insd. by MBIA)	10,010,000	10,010,000
Arlington, TX Independent Sch. Dist. RB, Ser. 347, 3.05%, VRDN, (Liq.: Morgan Stanley)	2,245,000	2,245,000
Carrollton, GA Payroll Dev. Auth. RB, Oak Mountain Academy, 3.09%, VRDN, (Gtd. by Columbus B&T Co.)	1,930,000	1,930,000
Clark Cnty., NV MTC, Sch. Dist. Bldg., Ser. D, 3.07%, VRDN, (Insd. by MBIA)	5,910,000	5,910,000
Collier Cnty., FL IDA RB, Cmnty. Sch. of Naples Proj., 3.00%, VRDN, (LOC: Bank of America Corp.)	3,750,000	3,750,000
Colorado Edl. and Cultural Facs. Auth. RB, Vail Mountain Sch. Proj., 3.10%, VRDN	4,000,000	4,000,000
Franklin Cnty., TN Hlth. & Ed. Facs. Board RB, Saint Andrews Sewanee Sch. Proj., 3.04%, VRDN, (LOC: AmSouth Bancorp)	1,685,000	1,685,000
Lancaster, PA IDA RB, Student Lodging, 3.15%, VRDN, (LOC: Fulton Financial Corp.)	3,825,000	3,825,000
Louisiana Local Govt. Env. RB, Univ. of Louisiana at Monroe Facs., Ser. C, 3.00%, VRDN	10,000,000	10,000,000
Louisiana Pub. Facs. Auth. RB, Tiger Athletic Foundation Proj., 3.10%, VRDN	38,000,000	38,000,000
Lowndes Cnty., GA Dev. Auth. RB, Valwood Sch. Proj., 3.17%, VRDN, (LOC: Columbus B&T Co.)	7,145,000	7,145,000
Nebraska Elementary & Secondary Sch. Fin. Auth. Edl. Facs. RB, Lutheran Sch. Proj., 2.98%, VRDN, (LOC: Fifth Third Bancorp)	5,300,000	5,300,000
New Jersey Edl. Facs. Auth. RB, PFOTER, 3.01%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	880,000	880,000
Oak Ridge, TN IDRB, 3.03%, VRDN, (SPA: Allied Irish Banks plc)	3,900,000	3,900,000
Oklahoma City, OK IDA RB, Oklahoma Christian College, 3.29%, VRDN, (LOC: Bank of America Corp.)	7,700,000	7,700,000
Orange Cnty., FL Sch. Board COP, Ser. 2000-328, 3.05%, VRDN, (Liq.: Morgan Stanley)	2,227,500	2,227,500
Private Colleges and Univ. Auth. GA RB, Mercer Univ. Proj., 3.12%, VRDN	12,075,000	12,075,000
St. Joseph Cnty., IN Edl. Facs. RB, Holy Cross College Proj., 3.07%, VRDN, (LOC: KeyCorp)	6,705,000	6,705,000
Summit Cnty., OH RB, Western Academy Reserve, 3.02%, VRDN, (LOC: KeyCorp)	5,935,000	5,935,000
Will Cnty., IL Cmnty. Sch. Dist. RB, PFOTER, 3.11%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	240,000	240,000

		133,462,500

[1]

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL 6.1%
ABN AMRO Munitops Cert. Trust GO:
3.03%, VRDN, (Insd. by FSA)	$8,500,000	$8,500,000
3.04%, VRDN, (SPA: ABN AMRO Bank & Insd. by MBIA)	9,495,000	9,495,000
Chicago, IL GO, Lakefront Millenium, Ser. 322, 3.05%, VRDN, (Liq.: Morgan Stanley)	2,225,000	2,225,000
Cook Cnty., IL GO, Ser. 559, 3.03%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,000,000	2,000,000
Crown Point, IN GO, Cmnty. Sch. Corp. Tax Anticipation Warrant, 3.25%, 12/30/2005	8,000,000	8,036,397
De Soto, TX Independent Sch. Dist. GO, PFOTER, 3.11%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	855,000	855,000
Delaware Valley, PA Regl. Fin. GO, PFOTER, 3.03%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by AMBAC)	1,800,000	1,800,000
District of Columbia GO, Ser. C, 3.00%, VRDN, (Insd. by FGIC)	9,735,000	9,735,000
Harrison Cnty., MS GO, Bond Program, 3.19%, VRDN, (Insd. by AMBAC)	38,000,000	38,000,000
New York, NY GO, 3.06%, VRDN, (Liq.: Citigroup, Inc.)	70,000,000	70,000,000
Philadelphia, PA Sch. Dist. GO, Ser. 345, 3.05%, VRDN, (Insd. by MBIA & Liq.: Morgan Stanley)	2,400,000	2,400,000

		153,046,397

GENERAL OBLIGATION –- STATE 3.4%
Florida Board of Ed. COP GO, Ser. 137, 3.03%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,300,000	5,300,000
Florida Dept. of Trans. GO ROC, 3.03%, VRDN, (Liq.: Citigroup, Inc.)	3,970,000	3,970,000
Texas TRAN GO, 3.00%, 08/31/2005	75,000,000	75,344,950
Washington GO, Motor Vehicle Tax, 3.07%, VRDN, (LOC: Bank of New York Co. & Insd. by FSA) 144A	2,760,000	2,760,000

		87,374,950

HOSPITAL 14.9%
Amarillo, TX Hlth. Facs. Corp., Panhandle Pooled Hlth. Care RB, 3.05%, VRDN, (SPA: BNP Paribas S.A.)	8,600,000	8,600,000
Birmingham, AL Spl. Care Facs. Fin. Auth. RB:
Eye Foundation Hosp., Ser. A, 3.01%, VRDN, (LOC: Columbus B&T Co.)	17,835,000	17,835,000
Methodist Home for the Aging, 4.49%, VRDN, (LOC: Colonial BancGroup, Inc.)	6,000,000	6,000,000
PFOTER, 3.08%, VRDN, (SPA: National Australia Bank)	190,000	190,000
Butler Cnty., OH Hosp. Facs. RB, PFOTER, 3.08%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by FSA)	24,000,000	24,000,000
Clackamas Cnty., OR Hlth. Facs. Auth. RB, Ser. 689, 3.07%, VRDN, (Insd. by MBIA)	4,063,000	4,063,000
Columbus, GA Hosp. Auth. RB, St. Francis Hosp., 3.21%, VRDN, (Gtd. by Columbus B&T Co.)	9,580,000	9,580,000
Eustis, FL Hlth. Facs. Auth. RB, Waterman Med. Ctr. Proj., 3.00%, VRDN, (LOC: SunTrust Banks, Inc.)	1,157,000	1,157,000
Hamilton Cnty., OH Hosp. Facs. PFOTER, 3.08%, VRDN, (LOC: Lloyds Bank)	88,840,000	88,840,000
Highlands Cnty., FL Hlth. Facs. RB, Adventist Hlth. Sys., Ser. B, 3.00%, VRDN, (LOC: SunTrust Banks, Inc.)	2,100,000	2,100,000
Huntsville, AL Hlth. Care Auth. Facs. RB, Ser. B, 4.65%, 06/01/2005	16,580,000	16,617,342
Indiana Hlth. Facs. Hosp. RB, Ascension Hlth. Credit Group, 2.92%, VRDN	2,000,000	2,000,000
Indianapolis, IN Hlth. Fac. Fin. Auth. RB, Ascension Hlth. Credit Group, 2.50%, 03/01/2006	10,000,000	9,990,345
Kalamazoo, MI Hosp. Fin. Auth. RB, Bronson Methodist, 3.03%, VRDN, (LOC: National City Corp.)	7,800,000	7,800,000
Kentucky EDA Hosp. RB, St. Luke's Hosp., PFOTER, 3.08%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	520,000	520,000
Lehigh Cnty., PA Gen. Purpose Auth. RB PFOTER, 3.02%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	665,000	665,000
Lima, OH Hosp. RB, Lima Memorial Hosp. Proj., 3.07%, VRDN, (LOC: Bank One)	1,410,000	1,410,000
Louisiana Pub. Facs. Auth. RB:
Blood Ctr. Proj., 3.03%, VRDN, (LOC: Union Planters Bank)	3,860,000	3,860,000
Cenikor Foundation Proj., 3.06%, VRDN, (LOC: Union Planters Bank)	3,070,000	3,070,000
Lowndes Cnty., GA Residential Care Facs. for the Elderly RB, South GA Hlth. Alliance Proj., 3.00%, VRDN, (LOC: Bank of America Corp.)	1,211,000	1,211,000
Miami, FL Hlth. Facs. Auth. PFOTER, Mercy Hosp., 3.08%, VRDN, (LOC: WestLB AG)	8,900,000	8,900,000
Miami-Dade Cnty., FL HFA RB, Ward Towers Assisted Living, 3.05%, VRDN, (LOC: Bank of America Corp.)	1,600,000	1,600,000
Michigan Hosp. Fin. Auth. RB, Holland Cmnty. Hosp., Ser. B, 3.02%, VRDN	5,000,000	5,000,000
Mobile, AL Second Med. Clinic RB, Bridge, Inc. Proj., 3.19%, VRDN, (LOC: Regions Bank)	1,265,000	1,265,000
Montgomery Cnty., OH Hlth. Care RB, Windows Home Proj., 3.07%, VRDN, (LOC: KeyCorp)	3,455,000	3,455,000
New Hampshire Higher Ed. & Hlth. Facs. RB, Ser. 2003-866, 3.05%, VRDN, (Liq.: Morgan Stanley)	21,000,000	21,000,000
[2]

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Orange Cnty., FL Hlth. Facs. Auth. RB:
Adventist Hlth. Sys., Ser. 1998-171, 3.09%, VRDN, (Liq.: Morgan Stanley)	$43,925,000	$43,925,000
Ser. 170, 3.09%, VRDN, (Liq.: Morgan Stanley & Insd. by AMBAC)	1,300,000	1,300,000
Rhode Island Hlth. & Ed. Bldg. Corp. MTC, Lifespan Obl.:
Ser. 1999-69A, Class A, 3.18%, VRDN, (Liq.: Bear Stearns Cos.)	30,300,000	30,300,000
Ser. 1999-69B, Class B, 3.18%, VRDN, (Liq.: Bear Stearns Cos.)	30,300,000	30,300,000
Salt Lake City, UT Hosp. MTC, Ser. 1999-69B, 3.18%, VRDN, (Liq.: Bear Stearns Cos.)	2,885,000	2,885,000
South Central, PA Gen. Auth. RB, York Cnty. Cerebral Palsy Proj., 3.15%, VRDN	1,745,000	1,745,000
Steuben Cnty., NY IDA RB, Civic Facs
Corning Hosp. Ctr. Proj., 3.10%, VRDN	1,640,000	1,640,000
Guthrie Corning Dev. Proj., 3.10%, VRDN	2,700,000	2,700,000
Victoria Cnty., TX Hosp. RB, Ser. 959, 3.03%, VRDN, (Insd. by AMBAC)	10,000,000	10,000,000

		375,523,687

HOUSING 28.4%
ABN AMRO Munitops Cert. Trust RB, Ser. 2002-1, 3.16%, VRDN, (Liq.: LaSalle Bank)	4,820,000	4,820,000
Alexandria, VA Redev. & Hsg. Auth. MHRB, PFOTER, 3.08%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	5,600,000	5,600,000
Arlington Heights, IL MHRB, Dunton Tower Apts. Proj., 3.05%, VRDN, (LOC: Marshall & Ilsley Corp.)	9,870,000	9,870,000
Atlanta, GA Urban Residential Fin. Auth. RB, Buckhead Crossing, 3.09%, VRDN, (LOC: Columbus B&T Co.)	16,000,000	16,000,000
Bank of New York Muni. Cert. Trust, 3.15%, VRDN, (LOC: Bank of New York Co.)	31,290,500	31,290,500
California CDA MHRB, Crystal View Apts., 3.05%, VRDN, (Liq.: FNMA)	7,075,000	7,075,000
Chattanooga, TN Hlth., Edl. & Hsg. Facs. RB, Alexian Court Proj., 3.20%, VRDN, (LOC: First Tennessee Bank)	1,400,000	1,400,000
Chicago, IL Hsg. Auth. Capital PFOTER, Ser. 576, 3.09%, VRDN, (Liq.: Morgan Stanley)	4,500,000	4,500,000
Class B Revenue Bond, Cert. Trust, Ser. 2001-2, 3.69%, VRDN, (Liq.: American International Group, Inc.)	16,300,000	16,300,000
Clipper Tax-Exempt Cert. Trust COP:
Ser. 1999-2, 3.19%, VRDN, (SPA: State Street Corp.)	7,125,884	7,125,884
Ser. 1999-3, 3.19%, VRDN, (SPA: State Street Corp. & Insd. by GNMA)	17,030,000	17,030,000
Ser. 2000-1, 3.11%, VRDN, (SPA: State Street Corp.)	40,000	40,000
Ser. 2002-9, 3.19%, VRDN, (SPA: State Street Corp. & Insd. by FNMA)	28,839,000	28,839,000
Ser. 2003-10, 3.19%, VRDN, (SPA: State Street Corp. & Insd. by FNMA)	4,315,952	4,315,952
Ser. 2003-13, 3.11%, VRDN, (SPA: State Street Corp. & Insd. by GNMA)	23,550,000	23,550,000
Collin Cnty., TX Fin. Corp. RB, Huntington Apts. Proj., 3.11%, VRDN	6,155,000	6,155,000
Columbus, GA MHRB, Quail Ridge Proj., 3.08%, VRDN, (LOC: Columbus B&T Co.)	4,450,000	4,450,000
De Kalb Cnty., GA Hsg. Auth. MHRB, 3.12%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	18,000,000	18,000,000
District of Columbia HFA COP, Tyler House Trust, Ser. 1995-A, 3.13%, VRDN, (SPA: Landesbank Hessen-Thüringen Girozentrale)	7,200,000	7,200,000
District of Columbia HFA MHRB, Fort Lincoln Garden Proj., Ser. A, 3.15%, VRDN, (LOC: Crestar Bank)	2,870,000	2,870,000
Escambia Cnty., FL Hsg. Fin. Agcy. RB, Macon Trust 2002, Ser. B, 2.45%, 09/29/2005, (LOC: Bank of America Corp. & Insd. by GNMA)	5,400,000	5,400,000
FHLMC, MHRB, Ser. M001, Class A, 3.09%, VRDN, (Insd. by FHLMC)	11,886,430	11,886,430
Greystone Tax Exempt COP, Sr. Cert. of Beneficial Ownership, 3.24%, VRDN, (LOC: Bank of America Corp.)	6,135,000	6,135,000
Hamilton Cnty., OH MHRB:
Forest Ridge Apt. Proj., 3.44%, VRDN, (Liq.: American International Group, Inc.)	10,990,000	10,990,000
Pleasant Run Apt. Proj., 3.44%, VRDN, (Liq.: American International Group, Inc.)	4,335,000	4,335,000
Idaho Hsg. & Fin. Assn. RB, PFOTER, 3.07%, VRDN, (Liq.: Bay Hypo-Und Vereinsbank AG & Insd. by FHA)	9,345,000	9,345,000
Indianapolis, IN MHRB, Canal Square Proj., Ser. A, 3.06%, VRDN, (Insd. by FHLMC)	11,905,000	11,905,000
Kansas Dev. Fin. Auth. MHRB, Trails Garden City Proj., 3.64%, VRDN, (Liq.: American International Group, Inc.)	8,245,000	8,245,000
King Cnty., WA Hsg. Auth. RB, Auburn Courts Apts. Proj., 3.05%, VRDN, (LOC: U.S. Bancorp)	8,075,000	8,075,000
Macon Trust Pooled Cert.:
Ser. 1997, 3.19%, VRDN, (LOC: Bank of America Corp. & Insd. by FSA)	4,245,000	4,245,000
Ser. 1998A, 3.14%, VRDN, (LOC: Bank of America Corp. & Insd. by AMBAC)	3,336,000	3,336,000
[3]

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Macon-Bibb Cnty., GA Urban Dev. Auth. RRB, Hotel Investors Proj., 3.00%, VRDN, (LOC: SunTrust Banks, Inc.)	$278,000	$278,000
Madison Cnty., KY Residential Mtge. RB, Ser. A, 3.25%, VRDN, (Gtd. by Bayerische Landesbank)	8,900,000	8,900,000
Massachusetts Dev. Fin. Agcy. PFOTER, 1.70%, 07/21/2005, (Liq.: Merrill Lynch & Co., Inc.)	10,000,000	10,000,000
Massachusetts Dev. Fin. Agcy. RB, Georgetown Vlg. Apts., Ser. A, 3.07%, VRDN, (Liq.: FNMA)	3,800,000	3,800,000
Massachusetts IFA RB, Cmnwlth. Ave. Proj., 3.20%, VRDN, (LOC: Citizens Banking Corp.)	1,000,000	1,000,000
Metropolitan Govt. Nashville & Davidson Cnty., TN Hsg. Facs. MHRB, Meadow Creek, 3.20%, VRDN, (LOC: First Tennessee Bank)	5,000,000	5,000,000
Metropolitan Govt. Nashville & Davidson Cnty., TN RRB, Hickory Trace Apts. Proj., 3.11%, VRDN, (Liq.: FHLMC)	4,750,000	4,750,000
Minneapolis, MN MHRB, Stone Arch Apts., 3.05%, VRDN, (Insd. by FHLB)	3,600,000	3,600,000
Montgomery Cnty., MD Hsg. Opportunities MHRB, 3.12%, VRDN, (SPA: Danske Bank)	34,995,000	34,995,000
MuniMae Trust COP, Ser. 2002-1M, 3.08%, VRDN, (SPA: Bayerische Landesbanken & Insd. by MBIA)	11,590,000	11,590,000
Nebraska IFA MHRB:
Apple Creek Associates Proj., 2.02%, VRDN, (LOC: Northern Trust Co.)	4,310,000	4,310,000
Bridgeport Apts., 3.44%, VRDN, (Liq.: American International Group, Inc.)	8,615,000	8,615,000
Housing Amberwood Apts., 3.10%, VRDN, (LOC: Bank of America Corp.)	3,500,000	3,500,000
New Mexico Hsg. Auth. RB, Lease Purchase Program, 3.05%, VRDN, (SPA: Societe Generale & Insd. by FHLMC)	9,000,000	9,000,000
New Orleans, LA Fin. Auth. SFHRB, Floating Rate Trust Cert., Ser. 2002-857, 3.03%, VRDN, (Liq.: Morgan Stanley)	22,000,000	22,000,000
Ogden City, UT Hsg. Auth. MHRB, Madison Manor Browning Apts. Proj., 3.07%, VRDN, (LOC: KeyCorp)	1,315,000	1,315,000
Olathe, KS MHRB, Jefferson Place Apts. Proj., Ser. B, 3.10%, VRDN, (Insd. by FHLMC)	2,485,000	2,485,000
Palm Beach Cnty., FL MHRB PFOTER, 3.08%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	9,200,000	9,200,000
PFOTER:
Class A, 3.09%, VRDN, (Insd. by FHLMC)	17,315,000	17,315,000
Class B:
2.20%, 07/07/2005, (Liq.: Merrill Lynch & Co., Inc.)	54,400,000	54,400,000
2.40%, 02/02/2006, (Insd. by FHLMC)	11,540,000	11,540,000
Class C, 2.65%, 03/09/2006, (Liq.: Merrill Lynch & Co., Inc.)	3,870,000	3,870,000
Class D:
1.75%, 07/21/2005, (Insd. by FHLMC)	20,185,000	20,185,000
1.82%, 09/29/2005, (Liq.: Merrill Lynch & Co., Inc.)	24,045,000	24,045,000
Class F:
1.75%, 07/21/2005, (Insd. by FHLMC)	24,030,000	24,030,000
3.10%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	185,000	185,000
Class G, 2.65%, 03/09/2006, (Liq.: Merrill Lynch & Co., Inc.)	23,255,000	23,255,000
Class I, 2.65%, 03/09/2006, (Liq.: Merrill Lynch & Co., Inc.)	730,000	730,000
Philadelphia, PA Redev. Auth. MHRB, 1.72%, 08/11/2005, (Liq.: Merrill Lynch & Co., Inc.)	8,000,000	8,000,000
Roaring Fork Municipal Products LLC RB, Ser. 2001-14, Class A, 3.14%, VRDN	8,955,000	8,955,000
Shelby Cnty., TN Hlth., Ed. & Hsg. Facs. Board RB, Courtyard Apts. I Proj., Ser. A, 3.10%, VRDN, (LOC: Bank of America Corp.)	5,000,000	5,000,000
Texas Dept. of Hsg. & Cmnty. Affairs MHRB, PFOTER, 3.08%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	17,210,000	17,210,000
Texas Dept. of Hsg. PFOTER, 3.12%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,490,000	5,490,000
Washington HFA RB, PFOTER, 3.08%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	18,780,000	18,780,000
Washington Hsg. Fin. Commission RB, Gonzaga Preparatory Sch., 3.05%, VRDN, (LOC: Bank of America Corp.)	2,500,000	2,500,000
Washington MHRB:
Eaglepointe Apts., Ser. A, 3.44%, VRDN, (Liq.: American International Group, Inc.)	4,840,000	4,840,000
Winterhill Apts., Ser. A, 3.44%, VRDN, (Liq.: American International Group, Inc.)	6,525,000	6,525,000
Waukesha, WI HFA RB, Park Place Apts. Proj., 3.11%, VRDN, (LOC: Marshall & Isley Bank)	5,350,000	5,350,000
Wyoming CDA MHRB, Mountain Side Apts., 3.44%, VRDN, (Liq.: American International Group, Inc.)	7,100,000	7,100,000

		713,971,766

[4]

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 14.7%
Alabama IDA RB, Automation Technology Inds., Inc., 3.44%, VRDN, (LOC: Columbus B&T Co.)	$2,465,000	$2,465,000
Alachua Cnty., FL IDRB, Florida Rock Proj., 3.05%, VRDN, (LOC: Bank of America Corp.)	3,000,000	3,000,000
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., Ser. A, 3.01%, VRDN, (LOC: PNC Financial Services Group, Inc.)	1,943,000	1,943,000
Allendale Cnty., SC IDRB, King Seeley Thermos Proj., 3.05%, VRDN, (SPA: Royal Bank of Scotland)	9,250,000	9,250,000
Belgium, WI IDRB, Trimen Inds. Proj., 3.31%, VRDN, (LOC: Associated Bank)	1,250,000	1,250,000
Boone Cnty., KY Indl. Bldg. RB, Lyons Magnus East Proj., Ser. A, 3.07%, VRDN, (LOC: Bank of America Corp.)	1,500,000	1,500,000
Botetourt Cnty., VA IDRB, Altec Inds. Proj., 3.15%, VRDN, (LOC: AmSouth Bancorp)	2,700,000	2,700,000
Bristol, TN IDRB, Robinette Co. Proj., 3.26%, VRDN, (LOC: AmSouth Bancorp)	600,000	600,000
Buncombe Cnty., NC Indl. Facs. & Pollution Ctl. Auth. RB, Rich Mount, Inc. Proj., 3.54%, VRDN, (SPA: Bank of Tokyo-Mitsubishi)	1,500,000	1,500,000
Chesterfield Cnty., VA IDA RB, Allied Signal, Inc., 3.40%, VRDN	3,000,000	3,000,000
Clayton Cnty., GA IDA RB, Anasteel Supply Co. Proj., 3.16%, VRDN, (LOC: Branch Banking & Trust)	3,000,000	3,000,000
Cobb Cnty., GA IDRB, Standex Intl. Corp. Proj., 3.07%, VRDN, (LOC: Bank of America Corp.)	3,300,000	3,300,000
Colorado EDRB, Class A, Super Vacuum Manufacturing Co. Proj., 3.18%, VRDN, (LOC: Wells Fargo & Co.)	1,925,000	1,925,000
Colorado HFA IDRB, Worldwest LLP Proj., 3.20%, VRDN, (LOC: Firstar Bank)	2,500,000	2,500,000
Cumberland Cnty., TN IDRB, Delbar Products, Inc. Proj., 3.13%, VRDN, (LOC: PNC Financial Services Group, Inc.)	3,950,000	3,950,000
Dallas, TX Indl. Dev. Corp. RB, Crane Plumbing Proj., 2.30%, VRDN, (LOC: LaSalle Bank)	4,150,000	4,150,000
Devils Lake, ND IDRB, Noodles by Leonardo, 3.35%, VRDN, (LOC: U.S. Bancorp)	7,000,000	7,000,000
Dodge City, KS IDRB, Farmland Natl. Beef Proj., 3.23%, VRDN, (LOC: U.S. Bancorp)	1,000,000	1,000,000
Dooly Cnty., GA IDA RB, Flint River Svcs. Proj., 3.34%, VRDN, (LOC: Columbus B&T Co.)	8,270,000	8,270,000
Douglas Cnty., NE IDRB, James Skinner Co. Proj., 3.20%, VRDN, (LOC: U.S. Bancorp)	2,255,000	2,255,000
Elkhart Cnty., IN EDRB:
Adorn, Inc. Proj., 3.15%, VRDN, (LOC: Harris Trust & Savings Bank)	2,355,000	2,355,000
Four Season Hsg., Inc. Proj., 3.13%, VRDN, (LOC: KeyCorp)	2,000,000	2,000,000
Eutaw, AL IDRB, South Fresh Aquaculture Proj., 3.21%, VRDN, (LOC: AmSouth Bancorp)	5,160,000	5,160,000
Florida Capital Trust Agcy. RB, Seminole Convention Proj., 3.39%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	695,000	695,000
Franklin Cnty., IN EDRB, J&J Packaging Co. Proj., 3.14%, VRDN, (LOC: Fifth Third Bancorp)	1,450,000	1,450,000
Greenwood, IN EDA RB, Hutchinson Hayes Proj., 3.18%, VRDN, (LOC: National City Corp.)	1,240,000	1,240,000
Gwinnett Cnty., GA IDRB, Price Co., Inc. Proj., 3.16%, VRDN, (LOC: Bank of America Corp.)	1,400,000	1,400,000
Hackleberg, AL IDRB, River Birch Homes Proj., 3.29%, VRDN, (LOC: AmSouth Bancorp)	1,030,000	1,030,000
Haleyville, AL IDRB:
Briar-Garrett LLC Proj., 3.24%, VRDN, (LOC: First Commercial Bank)	1,640,000	1,640,000
Charming Castle LLC Proj., 3.29%, VRDN, (SPA: Canadian Imperial Bank)	673,000	673,000
Door Components LLC Proj., 3.29%, VRDN, (SPA: Canadian Imperial Bank)	1,845,000	1,845,000
Hamilton, AL IDRB, Quality Hsg. Proj., 3.39%, VRDN, (SPA: Canadian Imperial Bank)	910,000	910,000
Harris Cnty., TX Indl. Dev. Corp. IDRB, National Bedding Co. Proj., 3.26%, VRDN, (LOC: Bank of America Corp.)	2,475,000	2,475,000
Hillsboro, TX Indl. Dev. Corp. IDRB, Lamraft LP Proj., 3.34%, VRDN, (LOC: First Commercial Bank)	1,203,000	1,203,000
Howard Cnty., MD EDRB, Concrete Pipe & Products Proj., 3.15%, VRDN, (LOC: Crestar Bank)	1,260,000	1,260,000
Hull, WI IDRB, Welcome Dairy, Inc. Proj., 3.26%, VRDN, (LOC: Associated Bank)	1,720,000	1,720,000
Huntsville, AL IDRB:
Brown Precision, Inc. Proj., 3.29%, VRDN, (LOC: First Commercial Bank)	3,075,000	3,075,000
Wright-X Technologym, Inc. Proj., 3.23%, VRDN, (LOC: National City Corp.)	1,500,000	1,500,000
Indiana Dev. Fin. Auth. IDRB, Goodwill Inds. Central Proj., 3.07%, VRDN, (LOC: Bank One)	1,970,000	1,970,000
Iowa Fin. Auth. IDRB, Interwest Proj., 3.43%, VRDN, (SPA: Bay Hypo-Und Vereinsbank AG)	4,010,000	4,010,000
Jackson, TN IDRB, General Cable Corp. Proj., 3.08%, VRDN, (LOC: JPMorgan Chase & Co.)	9,000,000	9,000,000
Jasper Cnty., MO IDA RB, Leggett & Platt, Inc. Proj., 3.15%, VRDN, (LOC: JPMorgan Chase & Co.)	2,300,000	2,300,000
Juab Cnty., UT IDRB, Intermountain Farmers Assn., 3.43%, VRDN, (SPA: Bay Hypo-Und Vereinsbank AG)	2,500,000	2,500,000
[5]

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Kansas City, MO Land Clearance RB, Landmark Bank Proj., 3.31%, VRDN, (LOC: U.S. Bancorp)	$840,000	$840,000
Lancaster Cnty., NV IDRB, Lincoln Machine, Inc. Proj., 3.20%, VRDN, (LOC: U.S. Bancorp)	1,340,000	1,340,000
Loudoun Cnty., VA IDA RB, Electronic Instrumentation, 3.05%, VRDN, (LOC: Bank of America Corp.)	1,960,000	1,960,000
Louisiana Local Govt. Env. Facs. CDA RB, Honeywell International, Inc. Proj., 3.19%, VRDN, (Gtd. by Honeywell International, Inc.)	4,000,000	4,000,000
Lucas Cnty., OH IDRB, High Tech Properties, Inc. Proj., 3.13%, VRDN, (LOC: National City Corp.)	2,960,000	2,960,000
Magnolia, AR IDRB, American Fuel Cell Proj., 3.35%, VRDN, (SPA: Commerce de France)	1,755,000	1,755,000
Mankato, MN IDRB, Katolight Proj., 3.20%, VRDN, (LOC: U.S. Bancorp)	2,150,000	2,150,000
Maricopa Cnty., AZ IDA RB, Young Elec. Sign Co. Proj., 3.14%, VRDN, (LOC: KeyCorp)	3,000,000	3,000,000
Massachusetts St Indl Fin Agy Flex Mode Dev Portland Cswy, 2.50%, VRDN, (LOC: Sovereign Bancorp, Inc.)	2,000,000	2,000,000
Memphis, TN City Fin. Corp. RB, Memphis Redbirds Foundation, 3.10%, VRDN, (LOC: First Tennessee Bank)	13,525,000	13,525,000
Miami-Dade Cnty., FL IDA RB:
Cigarette Racing Team Proj., 3.05%, VRDN, (LOC: Bank of America Corp.)	2,700,000	2,700,000
Tarmac America Proj., 3.05%, VRDN, (LOC: Bank of America Corp.)	3,000,000	3,000,000
Michigan Jobs Dev. Auth. PCRB, Mazda Motor Manufacturing USA Corp., 5.54%, VRDN, (SPA: Sumitomo Bank, Ltd.)	6,000,000	6,000,000
Michigan Strategic Fund, Ltd., Quantum Composites, Inc. Proj., 3.21%, VRDN, (LOC: Heller Financial, Inc.)	4,820,000	4,820,000
Minnesota Agriculture & EDRB, Como Partnership Proj., Ser. 1996, 3.20%, VRDN, (LOC: Firstbank Corp.)	1,705,000	1,705,000
Missouri Dev. Fin. Board IDRB, Cook Composite Co. Proj., Ser. 1994, 3.36%, VRDN, (SPA: Societe Generale)	3,510,000	3,510,000
Mobile Cnty., AL IDRB, FGDI LLC Proj., 3.43%, VRDN, (SPA: Bay Hypo-Und Vereinsbank AG)	4,400,000	4,400,000
Montgomery, AL Impt. Dist. RB, Taylor Ryan, Ser. A, 3.05%, VRDN, (LOC: Columbus B&T Co.)	10,465,000	10,465,000
Moorhead, MN Solid Wst. Disposal RB, American Crystal Sugar, 3.28%, VRDN, (LOC: Wells Fargo & Co.)	5,500,000	5,500,000
New Hampshire Business Fin. Auth. EDRB, 41 Northwestern LLC Proj., 3.20%, VRDN, (LOC: Bank of America Corp.)	2,300,000	2,300,000
New Lisbon, WI IDRB, Leer LP Proj., 3.20%, VRDN, (LOC: U.S. Bancorp)	2,425,000	2,425,000
Newton, WI IDRB, Stecker Machine Co., Inc. Proj., 3.10%, VRDN, (LOC: U.S. Bancorp)	2,805,000	2,805,000
Oklahoma Dev. Fin. Auth. RB, Indl. Dev. Tracker Marine Proj., 3.05%, VRDN, (LOC: Bank of America Corp.)	2,250,000	2,250,000
Olathe, KS IDRB, Insulite Proj., 3.24%, VRDN, (LOC: U.S. Bancorp)	2,335,000	2,335,000
Onslow Cnty., NC Indl. Facs. PCRB, Mine Safety Appliances Co., 3.00%, VRDN, (LOC: JPMorgan Chase & Co.)	4,000,000	4,000,000
Oregon EDRB, Beef Northwest Feeders, Inc., 3.23%, VRDN, (LOC: Bank of America Corp.)	1,715,000	1,715,000
Osceola Vlg., WI IDRB, Johnson Family LP, 3.09%, VRDN, (LOC: U.S. Bancorp)	2,360,000	2,360,000
Philadelphia, PA IDRB FRN, Allied Corp. Proj., 2.00%, 11/01/2005, (Gtd. by Honeywell International, Inc.)	490,000	490,000
Pilchuck, WA Dev. Pub. Corp. IDRB, Romac Inds., Inc., Ser. 1995, 3.40%, VRDN, (LOC: Bank of California)	3,425,000	3,425,000
Pinal Cnty., AZ IDA RB, Feenstra Investments Dairy Proj., 3.23%, VRDN, (LOC: KeyCorp)	1,250,000	1,250,000
Pittsburg Cnty., OK EDRB, Simonton Bldg. Production Proj., 3.20%, VRDN, (LOC: PNC Financial Services Group, Inc.)	5,000,000	5,000,000
Plymouth, WI IDRB, Wisconsin Plastics Products, 3.31%, VRDN, (LOC: Associated Bank)	1,390,000	1,390,000
Port Bellingham, WA IDRB, BP West Coast Products LLC Proj., 2.96%, VRDN	9,750,000	9,750,000
Portland, OR EDA RB, Broadway Proj., 3.02%, VRDN, (LOC: KeyCorp & Insd. by AMBAC)	4,500,000	4,500,000
Richmond, VA IDA RB, Cogentrix of Richmond Proj., Ser. A, 3.08%, VRDN, (LOC: BNP Paribas S.A.)	9,500,000	9,500,000
Rockwall, TX Indl. Dev. Corp. IDRB, Columbia Extrusion Corp., 3.20%, VRDN, (LOC: U.S. Bancorp)	1,700,000	1,700,000
Savannah, GA EDRB, GA Kaolin, Inc. Proj., 3.05%, VRDN, (LOC: Bank of America Corp.)	2,250,000	2,250,000
Sheboygan, WI IDRB, Alaark Manufacturing Corp. Proj., 3.31%, VRDN, (LOC: Associated Bank)	1,935,000	1,935,000
[6]

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
South Carolina Jobs EDA RB:
Compact Air Products LLC, 3.14%, VRDN, (LOC: KeyCorp)	$2,855,000	$2,855,000
Ortec, Inc. Proj.:
Ser. A, 3.10%, VRDN, (LOC: Bank of America Corp.)	400,000	400,000
Ser. B, 3.10%, VRDN, (LOC: Bank of America Corp.)	2,500,000	2,500,000
Roller Bearing Co. Proj., Ser. 1994-A, 3.21%, VRDN, (Liq.: Heller Financial, Inc.)	7,700,000	7,700,000
South Central, PA Gen. Auth. RB, 3.05%, VRDN, (SPA: RBC Centura Bank & Insd. by AMBAC)	7,000,000	7,000,000
South Dakota EDFA IDRB, Lomar Dev. Co. Proj., 3.20%, VRDN, (LOC: U.S. Bancorp)	2,250,000	2,250,000
Springfield, MO IDA RB, SLH Investments LLC Proj., 3.29%, VRDN, (LOC: U.S. Bancorp)	1,570,000	1,570,000
St. Charles Cnty., MO IDRB, Kuenz Heating & Sheet Metal, 3.33%, VRDN, (LOC: U.S. Bancorp.)	2,295,000	2,295,000
Summit Cnty., UT IDRB, Hornes' Kimball Proj., Ser. 1985, 3.54%, VRDN, (LOC: U.S. Bancorp)	1,100,000	1,100,000
Sweetwater Cnty., WY Env. Impt. RB, Phosphates, Ltd. Co. Proj., 3.23%, VRDN, (SPA: Rabobank Neder)	21,500,000	21,500,000
Trumann, AR IDRB, Roach Manufacturing Corp. Proj., 2.24%, VRDN, (LOC: Regions Bank)	4,000,000	4,000,000
Tuscaloosa Cnty., AL IDRB, NuCor Corp. Proj., 3.07%, VRDN, (Gtd. by NuCor Corp.)	6,600,000	6,600,000
Twin Falls, ID IDRB, Longview Fibre Co. Proj., 3.05%, VRDN, (SPA: Sumitomo Bank, Ltd.)	4,500,000	4,500,000
Union Cnty., AR Indl. Board PCRB, Great Lakes, Inc. Proj., 3.75%, VRDN, (Gtd. by GII, Inc.)	9,000,000	9,000,000
Vanderburgh Cnty., IN EDRB, Pyrotek, Inc. Proj., 3.14%, VRDN, (LOC: KeyCorp)	2,555,000	2,555,000
Wabash, IN EDRB, Martin Yale Inds. Proj., 3.15%, VRDN, (LOC: Bank One)	2,700,000	2,700,000
Washington EDFA RB, Smith Brothers Farms, Inc. Proj., 3.23%, VRDN, (LOC: Bank of America Corp.)	3,300,000	3,300,000
Washtenaw Cnty., MI Econ. Dev. Corp. IDRB, David & Lisa Frame LLC, 3.14%, VRDN, (LOC: KeyCorp)	1,465,000	1,465,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., Ser. 1995, 3.09%, VRDN, (Gtd. by Dow Chemical Co.)	20,300,000	20,300,000
West Virginia EDA IDRB, Coastal Lumber Products Proj.:
Ser. A, 3.25%, VRDN, (LOC: Crestar Bank)	2,070,000	2,070,000
Ser. B, 3.25%, VRDN, (LOC: Crestar Bank)	1,390,000	1,390,000
Wilson Cnty., TN IDRB, Knight Leasing Co. Proj., 3.26%, VRDN, (LOC: AmSouth Bancorp)	8,000,000	8,000,000
Yakima Cnty., WA Pub. Corp. RB, Macro Plastics, Inc. Proj., 3.30%, VRDN, (LOC: Bank of the West)	4,180,000	4,180,000

		372,209,000

LEASE 1.3%
ABN AMRO Chicago Corp. Leasetops Master Trust, Ser. 1997-1, 3.29%, VRDN, (LOC: LaSalle Bank)	2,817,214	2,817,214
Goat Hill, WA Properties Lease RB ROC, 3.03%, VRDN, (Insd. by MBIA)	1,340,000	1,340,000
Greystone, DE Muni. Lease COP, Ser. A, 3.16%, VRDN, (LOC: Fifth Third Bancorp)	285,000	285,000
Koch Floating Rate Trust Cert., Ser. 2000-1, 3.19%, VRDN, (LOC: State Street Corp.)	17,595,723	17,595,723
MBIA Capital Corp. Grantor Trust Lease PFOTER, 3.09%, VRDN, (SPA: Landesbank Hessen-Thüringen Girozentrale)	4,260,000	4,260,000
Pitney Bowes Credit Corp. Leasetops RB:
Ser. 1999-2, 3.19%, VRDN, (Gtd. by Pitney Bowes Credit Corp. & Insd. by AMBAC)	3,573,835	3,573,835
Ser. 2002-1, 3.19%, VRDN, (Gtd. by Pitney Bowes Credit Corp. & Insd. by AMBAC)	3,532,589	3,532,589

		33,404,361

MANUFACTURING 1.9%
Butler, WI IDRB, Western States Envelope Co. Proj., 3.07%, VRDN, (LOC: Marshall & Ilsley Corp.)	1,585,000	1,585,000
California EDA RB, Killion Inds. Proj., 3.30%, VRDN, (LOC: Union Bank of California)	2,820,000	2,820,000
De Soto, TX IDA RRB, Caterpillar, Inc. Proj., 3.03%, VRDN	7,050,000	7,050,000
Demopolis, AL IDRB, Delaware Mesa Farms Proj., 3.10%, VRDN, (LOC: Wells Fargo & Co.)	6,000,000	6,000,000
Illinois Dev. Fin. Auth. PCRB, 3.00%, VRDN, (LOC: Rabebank)	6,300,000	6,300,000
Mount Jackson, VA IDA RB, Bowman Apple Products Proj., 3.05%, VRDN, (LOC: SunTrust Banks, Inc.)	4,050,000	4,050,000
Peoria Cnty., IL Sewage Facs. RB, Caterpillar, Inc. Proj., 3.11%, VRDN	4,300,000	4,300,000
Pinellas Cnty., FL IDA RB, Sure-Feed Engineering, Inc. Proj., 3.10%, VRDN, (LOC: Bank of America Corp.)	2,500,000	2,500,000
San Marcos, TX Indl. Dev. Corp. RB, Butler Manufacturing Co. Proj., 3.14%, VRDN, (LOC: Bank of America Corp.)	6,250,000	6,250,000
Stephans Cnty., GA IDRB, Caterpillar, Inc. Proj., 3.19%, VRDN	1,000,000	1,000,000
Sylacauga, AL IDRB, Harrells Fertilizer, Inc., 3.10%, VRDN, (LOC: Bank of America Corp.)	3,200,000	3,200,000
Wisconsin Hsg. & EDRRB, Zero Zone, Inc. Proj., 3.05%, VRDN, (LOC: U.S. Bancorp)	3,420,000	3,420,000

		48,475,000

[7]

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE 6.4%
Clipper Tax Exempt Trust COP, Ser. 1999-9, 3.11%, VRDN, (LOC: State Street Corp.)	$7,565,000	$7,565,000
Las Vegas, NV EDA RB, Andre Agassi Foundation, 2.99%, VRDN, (SPA: Allied Irish Banks plc)	9,485,000	9,485,000
Lawrence Cnty., PA IDA RB, Villa Maria Proj., Ser. A, 3.02%, VRDN, (SPA: Allied Irish Banks plc)	5,401,000	5,401,000
Massachusetts Indl. Fin. Auth. IDRB, Portland Causeway Realty Trust Co., Ser. 1988, 2.25%, VRDN, (LOC: Citibank)	700,000	700,000
Michigan Strategic Fund CP, Dow Chemical Co., Ser. 2003A-1, 2.40%, 05/02/2005	6,000,000	6,000,000
Municipal Securities Pool Trust Receipts, 3.14%, VRDN, (SPA: Societe Generale & Insd. by MBIA)	98,740,000	98,740,000
New Jersey COP PFOTER, 3.01%, VRDN, (SPA: Merrill Lynch & Co., Inc. & Insd. by AMBAC)	455,000	455,000
Port Corpus Christi, TX Solid Wst. Disp. RB, Flint Hills Resources, Ser. A:
3.30%, VRDN, (Gtd. by Flint Resources)	9,000,000	9,000,000
3.35%, VRDN, (Gtd. by Flint Resources)	25,000,000	25,000,000

		162,346,000

PORT AUTHORITY 0.6%
ABN AMRO Munitops Cert. Trust RB, 3.10%, VRDN, (Insd. by FSA)	7,325,000	7,325,000
Mississippi Dev. Bank Spl. Obl. RB, Harrison Cnty. Pub. Impt., 3.19%, VRDN, (LOC: AmSouth Bancorp & Insd. by AMBAC)	7,170,000	7,170,000

		14,495,000

RESOURCE RECOVERY 1.6%
Montana Board Resource Recovery RB, Colstrip Energy LP Proj., 2.45%, 02/23/2006	7,000,000	7,000,000
Portage, IN EDRB, American Iron Oxide, Ser. B 3.28%, VRDN, (LOC: Bank One)	11,000,000	11,000,000
Spencer Cnty., IN PCRB, American Iron Oxide Co. Proj., 3.38%, VRDN, (SPA: Bank of Tokyo-Mitsubishi, Ltd.)	5,000,000	5,000,000
Traill Cnty., ND Solid Wst. Disposal RB, American Crystal Sugar:
Ser. A, 3.28%, VRDN, (LOC: Norwest Bank)	16,000,000	16,000,000
Ser. B, 3.28%, VRDN, (LOC: Wells Fargo & Co.)	1,000,000	1,000,000
Ser. C, 3.28%, VRDN, (LOC: Wells Fargo & Co.)	1,000,000	1,000,000

		41,000,000

SOLID WASTE 0.2%
New Hampshire Business Fin. Auth. Solid Wst. Disposal RB, Waste Management, Inc. Proj., 2.90%, 06/01/2005, (LOC: Bank of America Corp.)	5,000,000	5,000,000

SPECIAL TAX 2.3%
California Economic Recovery RB, Ser. C-8, 2.85%, VRDN, (LOC: Lloyds TSB Bank plc)	1,000,000	1,000,000
California Economic Recovery ROC, 1.70%, 05/12/2005, (LOC: Citibank)	6,370,000	6,370,000
Carmel Clay Ind. Sch. TAN, 3.25%, 12/30/2005, (LOC: Zions Bancorp)	7,700,000	7,747,418
Chicago, IL Tax Increment RRB:
Ser. A, 3.12%, VRDN	9,170,000	9,170,000
Ser. B, 3.12%, VRDN	11,100,000	11,100,000
Jefferson Cnty., AL Ltd. Obl. Sch. Warrant RB, Ser. B, 3.04%, VRDN, (Insd. by AMBAC)	21,800,000	21,800,000

		57,187,418

TOBACCO REVENUE 1.6%
Badger Tobacco Asset Security Corp. PFOTER:
3.09%, VRDN, (LOC: Lloyds TSB Bank plc)	4,785,000	4,785,000
3.13%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,480,000	4,480,000
New Jersey Tobacco Settlement Fin. Corp. PFOTER, 3.08%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	30,000,000	30,000,000

		39,265,000

[8]

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION 1.9%
Central Puget Sound, WA Regl. Transit Auth. PFOTER, Ser. 360, 3.05%, VRDN, (Liq.: Morgan Stanley & Insd. by FGIC)	$910,000	$910,000
Central Puget Sound, WA Regl. Transit Auth. RB ROC, 3.03%, VRDN, (Insd. by AMBAC)	18,625,000	18,625,000
E 470 Pub. Highway, CO PFOTER, 3.11%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,425,000	5,425,000
Metropolitan Trans. Auth. NY RB:
Class A, 3.02%, VRDN, (LOC: Citibank)	6,015,000	6,015,000
PFOTER, 3.02%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by FGIC)	1,400,000	1,400,000
New Mexico Finl. Auth. Trans. RB, Ser. 435, 3.03%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by MBIA)	15,460,000	15,460,000

		47,835,000

UTILITY 3.5%
Austin, TX Combined Util. Sys., Ser. A, 2.55%, 05/31/2005	19,877,000	19,877,000
Carlton, WI PCRB, Wisconsin Pwr. & Light Proj., 3.16%, VRDN, (Gtd. by Wisconsin Pwr. & Light)	5,600,000	5,600,000
Carroll Cnty., KY Solid Wst. Disposal Facs. RB, Kentucky Utility Co. Proj., 3.07%, VRDN, (Gtd. by Kentucky Utility Co.)	8,700,000	8,700,000
Delaware EDA RB, Delmarva Pwr. & Light Co. Proj., 3.20%, VRDN, (Gtd. by Delmarva Pwr. & Light Co.)	11,300,000	11,300,000
Delaware EDA RB, Delmarva Pwr. & Light Co. Proj., Ser. 1993C, 3.20%, VRDN, (Gtd. by Delmavra Pwr. & Light Co.)	850,000	850,000
Lakeland, FL Energy Auth. RB, Ser. A, 3.03%, VRDN, (LOC: Toronto Dominion)	2,300,000	2,300,000
Port Arthur, TX Navigation Dist. Env. Facs. RB, Fina Oil & Chemical Co. Proj., 3.05%, VRDN, (Gtd. by Motiva Enterprises LLC)	10,635,000	10,635,000
Reedy Creek, FL Impt. Dist. Util. RB, Ser. 986, 3.03%, VRDN, (Liq.: Morgan Stanley)	5,700,000	5,700,000
Sweetwater Cnty., WY PCRRB, Idaho Pwr. Co. Proj., Ser. B, 3.03%, VRDN, (Gtd. by Idaho Pwr. Co.)	24,200,000	24,200,000

		89,162,000

WATER & SEWER 2.3%
ABN AMRO Munitops Cert. Trust RB, 3.04%, VRDN, (Insd. by FSA)	9,995,000	9,995,000
Colorado River, TX Muni. Wtr. Dist. RB, Republic Wst. Svcs., Inc. Proj., 3.10%, VRDN, (LOC: Bank of America Corp.)	4,000,000	4,000,000
Dallas, TX Wtrworks. & Swr. Sys., Ser. B:
2.30%, 05/05/2005, (LOC: Bank of America Corp.)	12,947,000	12,947,000
2.43%, 05/05/2005, (LOC: Bank of America Corp.)	10,202,000	10,202,000
Gulf Coast, TX Wst. Disp. Auth. RB, Republic Wst. Svcs., Inc. Proj., 3.10%, VRDN, (LOC: Bank of America Corp.)	3,500,000	3,500,000
Metropolitan Superior, CO Wtr. Dist. 1 RB, 3.04%, VRDN, (SPA: BNP Paribas S.A.)	2,000,000	2,000,000
New York, NY IDA RB, USA Wst. Svcs. NYC Proj., 3.03%, VRDN, (LOC: JPMorgan Chase & Co.)	7,000,000	7,000,000
Niceville, FL Wtr. & Swr. RB, Ser. B, 3.01%, VRDN, (LOC: Columbus B&T Co. & Insd. by AMBAC)	1,495,000	1,495,000
Olcese, CA Wtr. Dist., Rio Bravo Wtr. Delivery Proj., Ser. A, 2.70%, 05/17/2005, (SPA: Sumitomo MIT Bank Corp.)	1,200,000	1,200,000
Phoenix, AZ Civic Impt. Wtr. Sys., Ser. 2003, 2.40%, 05/10/2005	7,000,000	7,000,000

		59,339,000

Total Investments (cost $2,514,147,079) 99.6%		2,514,147,079
Other Assets and Liabilities 0.4%		9,323,409

Net Assets 100.0%		$2,523,470,488

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at April 30, 2005.
[9]

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
EDRRB	Economic Development Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLB	Federal Home Loan Bank.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IFA	Industrial Finance Agency
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificates
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PFOTER	Putable Floating Option Tax Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TAN	Tax Anticipation Note
TRAN	Tax Revenue Anticipation Note

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

At April 30, 2005, the Fund had the following open credit default swap contracts outstanding:

Expiration	Counterparty	Reference Debt Obligation	Notional Amount	Annual Rate of Fixed Payments Made by the Fund	Payment Frequency
06/01/2005	Bank of America Corp.	New Hampshire Business Fin. Auth. Solid Wst. Disposal RB, Waste Management, Inc. Proj.	$5,000,000	0.46%	Quarterly

On April 30, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

[10]

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)

The following table shows the percent of total investments by geographic location as of April 30, 2005:

Texas	8.4%	New Mexico	1.0%
Ohio	5.6%	North Dakota	1.0%
New York	5.0%	Kentucky	0.9%
Florida	4.8%	South Carolina	0.9%
Alabama	4.5%	Massachusetts	0.7%
Delaware	4.1%	Arkansas	0.6%
Louisiana	4.0%	Idaho	0.6%
Georgia	3.9%	Nevada	0.6%
Indiana	3.2%	Oklahoma	0.6%
Washington	2.5%	Kansas	0.5%
Illinois	2.4%	Minnesota	0.5%
Tennessee	2.4%	Puerto Rico	0.5%
Wyoming	2.1%	Missouri	0.4%
California	1.8%	Oregon	0.4%
Mississippi	1.8%	Montana	0.3%
Wisconsin	1.7%	Utah	0.3%
Pennsylvania	1.5%	Arizona	0.2%
Maryland	1.4%	Iowa	0.2%
New Jersey	1.3%	North Carolina	0.2%
Colorado	1.2%	Hawaii	0.1%
District of Columbia	1.2%	Maine	0.1%
New Hampshire	1.1%	South Dakota	0.1%
Virginia	1.1%	West Virginia	0.1%
Michigan	1.0%	Non-state specific	20.2%
Nebraska	1.0%		100.0%
[11]

EVERGREEN NEW JERSEY MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.5%
CONTINUING CARE RETIREMENT COMMUNITY 1.5%
New Jersey Hlth. Care Facs. Fin. Auth. RB, Wiley Mission Proj., 2.99%, VRDN,
(LOC: Commerce Bancorp, Inc.)	$2,770,000	$2,770,000

EDUCATION 8.5%
California CDA RB, Biola Univ., Ser. B, 3.02%, VRDN, (SPA: BNP Paribas S.A.)	1,980,000	1,980,000
New Jersey Edl. Facs. Auth. RB:
Princeton Proj., 3.01%, VRDN, (Gtd. by Societe Generale)	1,800,000	1,800,000
Ser. 981, 3.02%, VRDN, (Liq.: Morgan Stanley)	9,051,500	9,051,500
New Jersey Edl. Facs. Auth. ROC, 3.02%, VRDN, (Liq.: Citigroup, Inc.)	2,480,000	2,480,000

		15,311,500

GENERAL OBLIGATION - STATE 3.4%
New Jersey GO, Ser. 1995-D, 2.97%, VRDN, (LOC: Chase Manhattan Bank)	6,130,000	6,130,000

HOSPITAL 9.6%
Camden Cnty., NJ Impt. Auth. Hlth. Care Redev. RB, The Cooper Hlth. Sys. Proj.,
Ser. B, 3.10%, VRDN, (LOC: Commerce Bancorp, Inc.)	3,000,000	3,000,000
New Jersey Hlth. Care Facs. Fin. Auth. RB:
PFOTER, 3.01%, VRDN, (SPA: Svenska Handelsbank & Insd. by AMBAC)	7,120,000	7,120,000
Ser. A-2, 2.99%, VRDN, (LOC: Commerce Bancorp, Inc.)	6,500,000	6,500,000
New Jersey Hlth. Care Facs. RB, PFOTER, 3.04%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	700,000	700,000

		17,320,000

HOUSING 9.1%
Class B Revenue Bond Cert. Trust, Ser. 2001-1, 3.44%, VRDN, (Liq.: American
International Group, Inc.)	2,600,000	2,600,000
New Jersey Hsg. & Mtge. Fin. Agcy. PFOTER RB:
3.02%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,300,000	3,300,000
3.08%, VRDN, (LOC: Landesbank Hessen & Insd. by MBIA)	3,060,000	3,060,000
Newark, NJ Hsg. Auth. MHRB, 3.12%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,920,000	2,920,000
PFOTER, 2.65%, 03/09/2006, (Liq.: Merrill Lynch & Co., Inc.)	1,935,000	1,935,000
San Mateo Cnty., CA Hsg. Auth. MHRB, Pacific Oaks Apt. Proj., Ser. A, 3.08%,
VRDN, (LOC: Wells Fargo & Co.)	2,600,000	2,600,000

		16,415,000

INDUSTRIAL DEVELOPMENT REVENUE 15.6%
Colorado Agriculture EDRB, Rocky Mountain Milling LLC Proj., 3.23%, VRDN,
(LOC: SunTrust Banks, Inc.)	3,000,000	3,000,000
Colorado Hsg. & Fin. Auth. RB High Desert Properties, Ser. A, 3.20%, VRDN,
(LOC: California Bank & Trust)	2,740,000	2,740,000
Frankfort, IN EDRB, Gen. Seating of America Proj., 4.20%, VRDN, (LOC: Dai-Ichi
Kangyo Bank, Ltd.)	1,355,000	1,355,000
Hatfield Township, PA IDA Exempt Facs. RB, Hatfield Quality Meats Proj., 3.05%,
VRDN, (LOC: Bank of America Corp.)	680,000	680,000
Logan City, UT IDRB, Scientific Tech, Inc., 3.30%, VRDN, (LOC: Bank of the West)	1,900,000	1,900,000
New Jersey EDA RB:
East Meadow Corp. Proj., Ser. 1986-B, 4.55%, VRDN, (Gtd. by UFJ Bank, Ltd.)	3,545,000	3,545,000
El Dorado Terminals Proj., Ser. B, 2.84%, VRDN, (LOC: SunTrust Banks, Inc.)	3,250,000	3,250,000
Hoben Investors Proj., 3.14%, VRDN, (LOC: Valley National Bancorp, Inc.)	1,720,000	1,720,000
Port Newark Container LLC, 3.02%, VRDN, (Gtd. by Citigroup, Inc.)	7,900,000	7,900,000
Plymouth, MN IDRB, NuAire, Inc. Proj., Ser. A, 3.25%, VRDN, (LOC: Wells Fargo & Co.)	1,880,000	1,880,000

		27,970,000

[1]

EVERGREEN NEW JERSEY MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE 8.8%
Gloucester Cnty., NJ RRB, Pollution Ctl. Exxon Mobil Corp. Proj., 2.77%, VRDN,
(Gtd. by Exxon Mobil Corp.)	$500,000	$500,000
McIntosh, AL RRB, Ciba Specialty Proj., Ser. D, 2.86%, VRDN, (LOC: Bank of New York Co.)	1,500,000	1,500,000
New Jersey EDA RB, Bayonne Impt. Proj.:
Ser. A, 2.84%, VRDN, (LOC: SunTrust Banks, Inc.)	1,800,000	1,800,000
Ser. C, 2.84%, VRDN, (LOC: SunTrust Banks, Inc.)	380,000	380,000
New Jersey Env. Infrastructure MSTR, 2.97%, VRDN, (Liq.: JPMorgan Chase & Co.)	8,135,000	8,135,000
Pennsylvania EDFA Wstwtr. Treatment RRB, Sunoco, Inc. Proj., 3.19%, VRDN, (Gtd. by Sunoco, Inc.)	2,000,000	2,000,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj.:
Ser. 1995, 3.09%, VRDN, (Gtd. by Dow Chemical Co.)	300,000	300,000
Ser. A, 3.09%, VRDN, (Gtd. by Dow Chemical Co.)	1,150,000	1,150,000

		15,765,000

RESOURCE RECOVERY 0.9%
Washington Cnty., PA IDRB, Solid Wst. Disposal, American Iron Oxide Co. Proj.,
3.48%, VRDN, (Liq.: Bank of Tokyo)	1,600,000	1,600,000

SPECIAL TAX 21.6%
Camden, NJ BAN:
3.50%, 11/29/2005	5,000,000	5,028,752
Ser. B, 3.25%, 09/08/2005	11,475,000	11,532,747
Denver, CO Urban Renewal Auth. Tax Increment RRB, Ser. A, 3.30%, VRDN, (LOC: Zions Bancorp)	3,200,000	3,200,000
New Jersey EDA RB:
3.01%, VRDN, (Insd. by MBIA)	6,080,000	6,080,000
3.02%, VRDN, (Insd. by MBIA)	10,000,000	10,000,000
PFOTER, 3.02%, VRDN, (Liq.: Radian Group, Inc.)	2,945,000	2,945,000

		38,786,499

TOBACCO REVENUE 6.0%
Tobacco Settlement Fin. Corp. of NJ, PFOTER:
3.06%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	6,250,000	6,250,000
3.09%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,600,000	4,600,000

		10,850,000

TRANSPORTATION 13.2%
New Jersey Trans. Auth. RB:
3.02%, VRDN, (Insd. by FGIC)	8,780,000	8,780,000
PFOTER, 3.02%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by AMBAC)	2,185,000	2,185,000
New Jersey Trans. Fund Auth. RB MTC, Ser. 2001-1, 3.49%, VRDN, (Liq.: Commerzbank AG)	12,745,000	12,745,000

		23,710,000

UTILITY 1.3%
Carlton, WI PCRB, Wisconsin Pwr. & Light Proj., 3.16%, VRDN, (Gtd. by Wisconsin Pwr. & Light)	1,200,000	1,200,000
Delaware EDA RB, Delmarva Pwr. & Light Co. Proj., 3.20%, VRDN, (Gtd. by Delmavra Pwr. &
Light Co.)	1,100,000	1,100,000

		2,300,000

Total Investments (cost $178,927,999) 99.5%		178,927,999
Other Assets and Liabilities 0.5%		918,949

Net Assets 100.0%		$179,846,948

VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at April 30, 2005.

[2]

EVERGREEN NEW JERSEY MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificates
PCRB	Pollution Control Revenue Bond
PFOTER	Putable Floating Option Tax Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SPA	Securities Purchase Agreement

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC, and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

On April 30, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

The following table shows the percent of total investments by geographic location as of April 30, 2005:

New Jersey	81.7%
Colorado	5.0%
California	4.0%
Pennsylvania	2.4%
Utah	1.1%
Minnesota	1.0%
Alabama	0.8%
Indiana	0.8%
Louisiana	0.8%
Wisconsin	0.7%
Delaware	0.6%
Non-state specific	1.1%

100.0%

[3]

EVERGREEN NEW YORK MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.7%
COMMUNITY DEVELOPMENT DISTRICT 0.7%
Seneca Cnty., NY IDA RB, Kids Peace Natl. Centers Proj., 3.07%, VRDN, (LOC: Key Bank)	$2,125,000	$2,125,000

EDUCATION 0.7%
Foothill-De Anza, CA Cmnty. College Dist. ROC, 3.11%, VRDN, (Liq.: Citibank, N.A.)	2,170,000	2,170,000

GENERAL OBLIGATION - LOCAL 12.2%
New York, NY GO:
3.05%, VRDN, (Liq.: Dexia Credit Local)	2,470,000	2,470,000
3.05%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	4,195,000	4,195,000
PFOTER:
Ser. 601, 3.02%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,290,000	5,290,000
Ser. 603, 3.02%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,235,000	5,235,000
Ser. 992, 3.01%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,328,500	3,328,500
Subser. A-5, 2.97%, VRDN, (LOC: HSBC Bank)	9,050,000	9,050,000
Roosevelt, NY, Union Free Sch. Dist. GO, 2.75%, 07/07/2005	10,000,000	10,002,623

		39,571,123

GENERAL OBLIGATION - STATE 0.9%
New York GO, Ser. 356, 3.02%, VRDN, (Liq.: XL Capital Assurance & JPMorgan Chase & Co.)	3,000,000	3,000,000

HOSPITAL 4.0%
Herkimer Cnty., NY Indl. Dev. Agcy. Civic RB, Templeton Foundation Proj., 3.07%, VRDN,
(LOC: Key Bank)	780,000	780,000
Lancaster Township, NY IDA RB, Greenfield Manor Proj., 2.99%, VRDN, (LOC: M&T Bank)	4,575,000	4,575,000
New York Dorm. Auth. RB, Mental Hlth. Svcs. Facs., Ser. 340, 3.05%, VRDN, (Liq.: Morgan Stanley
Dean Witter & Insd. by MBIA)	3,982,500	3,982,500
Otsego Cnty., NY Indl. Dev. Agcy. RB, Templeton Foundation Proj., Ser. A, 3.07%, VRDN,
(LOC: Key Bank)	3,615,000	3,615,000

		12,952,500

HOUSING 33.5%
Albany, NY Hsg. Auth. Private Acct. RB, Historic Bleecker Terrace, 2.53%, VRDN, (LOC: Key Bank)	768,500	768,500
Battery Park City Auth. NY, Pod 3 Hsg. RB, Marina Towers Tender Corp., Ser. B, 3.10%, VRDN,
(LOC: Sumitomo Bank)	7,215,000	7,215,000
Class B Revenue Bond Cert. Trust, Ser. 2001-1, 3.44%, VRDN, (Liq.: American Intl. Group)	6,700,000	6,700,000
MMA Financial LLC MHRB, Ser. A, Class A, 3.10%, VRDN, (Liq.: SunTrust Banks)	7,200,000	7,200,000
Nassau Cnty., NY Indl. Dev. Agcy. PFOTER, 3.09%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	32,500,000	32,500,000
New York, NY Hsg. Dev. Corp. MHRB:
1st Ave. Dev., Ser. A, 3.00%, VRDN, (Liq.: FNMA)	2,455,000	2,455,000
Connecticut Landing Avenue Apts., Ser. A, 3.02%, VRDN, (LOC: Key Bank)	7,000,000	7,000,000
Louis Boulevard Apts., Ser. A, 3.02%, VRDN, (LOC: Key Bank)	5,000,000	5,000,000
West 55th St. Proj., 3.20%, VRDN, (LOC: Bayerische Hypotheken)	5,000,000	5,000,000
West 61st St. Apts., Ser. A, 3.02%, VRDN, (LOC: HSBC Bank)	10,000,000	10,000,000
New York, NY City Hsg. Dev. Corp. RB, Peter Cintron Apts. Proj., Ser. C, 2.98%, VRDN,
(LOC: Key Bank)	11,500,000	11,500,000
Newburgh, NY Indl. Dev. Agcy., RB, 3.12%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,235,000	3,235,000
PFOTER:
Class C, 2.65%, 03/09/2006, (Liq.: Merrill Lynch & Co., Inc.)	2,915,000	2,915,000
Class F, 3.10%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,790,000	2,790,000
Sherburne Cnty., MN Hsg. & Redev. Auth. RB, Apperts, Inc. Proj., 3.45%, VRDN, (LOC: LaSalle
Bank, N.A.)	3,400,000	3,400,000
Simi Valley, CA MHRB, PFOTER, 3.04%, VRDN, (LOC: Danske Bank)	800,000	800,000

		108,478,500

INDUSTRIAL DEVELOPMENT REVENUE 1.3%
Frankfort, IN EDRB, Gen. Seating of America Proj., 4.20%, VRDN, (LOC: Dai-Ichi Kangyo Bank, Ltd.)	875,000	875,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., Ser. 1995, 3.09%, VRDN, (Gtd. by Dow
Chemical Co.)	3,500,000	3,500,000

		4,375,000

[1]

EVERGREEN NEW YORK MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTScontinued
April 30, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MANUFACTURING 6.5%
California EDA IDRB, Plating Works, Inc. Proj., 3.30%, VRDN, (LOC: Union Bank of California)	$2,630,000	$2,630,000
Chenango Cnty., NY IDA RB, Baillie Lumber, Ser. A, 3.20%, VRDN, (LOC: Citizens Bank)	3,851,000	3,851,000
Columbia Cnty., NY Indl. Dev. Agcy. RB, Rual Manufacturing Co., Inc., Proj. A, 3.03%, VRDN,
(LOC: Bank of America Corp.)	230,000	230,000
New York, NY IDA RB, Contractors Sheet Metal, Inc., 3.10%, VRDN, (LOC: Citibank, N.A.)	1,820,000	1,820,000
Oswego Cnty., NY IDRB, Crysteel Manufacturing, Inc. Proj., Ser. A, 3.14%, VRDN, (LOC: U.S. Bank)	3,925,000	3,925,000
Plymouth, MN IDRB, NuAire, Inc., Proj., Ser. B, 3.25%, VRDN, (LOC: Wells Fargo)	1,100,000	1,100,000
Rockland Cnty., NY IDA RB, MIC Tech., Ser. A, 3.20%, VRDN, (LOC: Bank of America Corp.)	1,000,000	1,000,000
Sparks, NV EDRB, Rix Inds. Proj., 3.25%, VRDN, (LOC: Wells Fargo)	1,825,000	1,825,000
Ulster Cnty., NY Indl. Dev. Agcy. RB:
Sunwize Tech, Inc., Ser. A, 3.05%, VRDN, (LOC: HSBC Bank)	1,850,000	1,850,000
Zumtobel Staff Proj., Ser. A, 3.14%, VRDN, (LOC: Creditanstalt Bank)	1,500,000	1,500,000
Yakima Cnty., WA Pub. Corp. RB, Longview Fibre Co. Proj., 3.15%, VRDN, (LOC: Bank of
America Corp.)	1,240,000	1,240,000

		20,971,000

MISCELLANEOUS REVENUE 1.6%
Pennsylvania EDFA Wstwtr. Treatment RRB, Sunoco, Inc. Proj., 3.19%, VRDN, (Gtd. by Sunoco)	3,000,000	3,000,000
Puerto Rico, Med. & Env. Pollution Ctl. Facs. RB, Becton Dickenson & Co., 2.60%, 03/01/2006,
(Gtd. by Becton Dickenson & Co.)	2,100,000	2,100,000

		5,100,000

SOLID WASTE 0.1%
New Hampshire Business Fin. Auth. Solid Wst. Disposal RB, Waste Management, Inc. Proj., 2.90%,
06/01/2005, (LOC: Bank of America Corp.)	500,000	500,000

SPECIAL TAX 4.3%
New York, NY RB, Urban Dev. Corp., 3.01%, VRDN	2,500,000	2,500,000
New York, NY TFA RB:
3.02%, VRDN, (Insd. by AMBAC)	5,180,000	5,180,000
Ser. 1, 2.85%, VRDN	600,000	600,000
Ser. 362, 3.05%, VRDN, (Liq.: Morgan Stanley Dean Witter)	2,667,500	2,667,500
Ser. C, 2.85%, VRDN, (SPA: Bayerische Landesbank)	1,000,000	1,000,000
Puerto Rico Cmnwlth. Hwy. & Trans. Auth. RB, Ser. 771, 1.85%, 10/13/2005, (Liq.: Morgan Stanley
Dean Witter)	2,015,000	2,015,000

		13,962,500

TOBACCO REVENUE 6.8%
Monroe Tobacco Asset Security Corp., NY RB, PFOTER, 3.08%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	6,865,000	6,865,000
New York Tobacco Trust RB, PFOTER, 3.08%, VRDN, (LOC: WestLB AG)	3,900,000	3,900,000
Tobacco Settlement Fin. Corp. NY RB, PFOTER:
3.01%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	4,980,000	4,980,000
3.06%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	6,285,000	6,285,000

		22,030,000

TRANSPORTATION 10.4%
Metropolitan Trans. Auth. NY RB:
Class A, 3.02%, VRDN, (LOC: Citibank N.A.)	10,000,000	10,000,000
MSTR, Ser. 7000, Class A, 3.00%, VRDN, (LOC: Bear Stearns Capital Markets)	4,995,000	4,995,000
New York Thruway Auth. Gen. RB:
3.01%, VRDN, (Insd. by MBIA & Merrill Lynch & Co., Inc.)	4,790,000	4,790,000
3.05%, VRDN, (Liq.: Morgan Stanley Dean Witter)	1,042,500	1,042,500
MSTR, 3.03%, VRDN, (SPA: Societe Generale)	12,825,000	12,825,000

		33,652,500

UTILITY 3.7%
Carlton, WI PCRB, Wisconsin Pwr. & Light Proj., 3.16%, VRDN, (Gtd. by Wisconsin Pwr. & Light)	1,000,000	1,000,000
Delaware EDA RB, Delmarva Pwr. & Light Co. Proj., 3.20%, VRDN, (Gtd. by Delmarva Pwr. &
Light Co.)	1,800,000	1,800,000
[2]

EVERGREEN NEW YORK MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTScontinued
April 30, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY continued
Delaware EDA RRB, Delmarva Pwr. & Light Co. Proj., Ser. 1993C, 3.20%, VRDN, (Gtd. by Delmavra
Pwr. & Light Co.)	$400,000	$400,000
Long Island Pwr. Auth. NY RB, PFOTER, 3.01%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	4,000,000	4,000,000
Monroe Cnty., NY Indl. Dev. Agy. RB, Electric Navigation Industries, 1.80%, 07/01/2005	4,905,000	4,882,842

		12,082,842

WATER & SEWER 13.0%
California Pollution Ctl. Solid Wst. RB:
Carlos Echeverria & Sons, 3.06%, VRDN, (LOC: Key Bank N.A.)	3,500,000	3,500,000
George & Jennifer Deboer Trust, 3.06%, VRDN, (LOC: Wells Fargo)	2,500,000	2,500,000
New York Env. Facs., ROC RB, 3.02%, VRDN, (Liq.: Citibank N.A.)	5,995,000	5,995,000
New York, NY Muni. Wtr. Fin. RB,
Class A, 3.02%, VRDN, (Liq.: Citibank N.A.)	23,540,000	23,540,000
PFOTER, Ser. 621, 3.02%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,000,000	5,000,000
Olcese, CA Wtr. Dist. COP, Rio Bravo Wtr. Delivery Proj., Ser. A, 2.70%, 05/17/2005, (SPA: Sumitomo
MIT Bank Corp.)	1,500,000	1,500,000

		42,035,000

Total Investments (cost $323,005,965) 99.7%		323,005,965
Other Assets and Liabilities 0.3%		1,089,447

Net Assets 100.0%		$324,095,412

VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at April 30, 2005.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FNMA	Federal National Mortgage Association
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
PCRB	Pollution Control Revenue Bond
PFOTER	Putable Floating Option Tax Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SPA	Securities Purchase Agreement
TFA	Transportation Finance Authority
[3]

EVERGREEN NEW YORK MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTScontinued
April 30, 2005 (unaudited)

At April 30, 2005, the Fund had the following open credit default swap contracts outstanding:

Expiration	Counterparty	Reference Debt Obligation	Notional Amount	Annual Rate of Fixed Payments Made by the Fund	Payment Frequency
06/01/2005	Bank of America Corp.	New Hampshire Business Fin. Auth. Solid Wst. Disposal RB, Waste Management, Inc. Proj.	$500,000	0.46%	Quarterly

On April 30, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

The following table shows the percent of total investments by geographic location as of April 30, 2005:

New York	82.1%
California	6.1%
Minnesota	1.4%
Puerto Rico	1.3%
Louisiana	1.1%
Pennsylvania	0.9%
Delaware	0.7%
Nevada	0.6%
Washington	0.4%
Indiana	0.3%
Wisconsin	0.3%
New Hampshire	0.1%
Non-state specific	4.7%

100.0%

[2]

EVERGREEN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.7%
AIRPORT 5.2%
Philadelphia, PA Arpt. IDA RB, Macon Trust, Ser. 1998 P-1, 3.14%, VRDN, (Liq.: Bank of America
Corp. & Insd. by FGIC)	$2,000,000	$2,000,000
Philadelphia, PA Arpt. MSTR, 3.08%, VRDN, (SPA: Societe Generale & Insd. by FGIC)	1,200,000	1,200,000
Springfield, IL Arpt. Auth. RB, Allied-Signal, Inc. Proj., 3.29%, VRDN, (Gtd. by Honeywell
International, Inc.)	4,375,000	4,375,000

		7,575,000

CONTINUING CARE RETIREMENT COMMUNITY 5.1%
Butler Cnty., PA IDA RB, Concordia Lutheran, Ser. C, 3.01%, VRDN, (Insd. by Radian & Liq.:
Bank of America Corp.)	2,000,000	2,000,000
Lancaster Cnty., PA Hosp. Auth. RB, Brethren Vlg. Hlth. Ctr. Proj., 3.05%, VRDN, (LOC: Fulton
Financial Corp.)	5,485,000	5,485,000

		7,485,000

EDUCATION 6.3%
Allegheny Cnty., PA IDA RB, Pressley Ridge Sch. Proj., Ser. 2002, 3.07%, VRDN, (LOC: National
City Corp.)	2,725,000	2,725,000
California CDA RB, Biola Univ. Proj., Ser. A, 3.02%, VRDN, (LOC: Allied Irish Banks plc)	500,000	500,000
Latrobe, PA IDA RB, Greensburg Diocese, 3.10%, VRDN, (LOC: Allied Irish Banks plc)	1,350,000	1,350,000
Midway, CA Sch. Dist COP, Refinancing Proj., Ser. 2000, 3.10%, VRDN, (Liq.: Union Bank of
California)	1,480,000	1,480,000
Pennsylvania Higher Edl. Facs. Auth. RB, Carnegie Mellon Univ. Proj., Class A, 2.89%, VRDN,
(SPA: JPMorgan Chase & Co.)	3,200,000	3,200,000

		9,255,000

GENERAL OBLIGATION - LOCAL 0.3%
Philadelphia, PA Sch. Dist. GO, Ser. 345, 3.05%, VRDN, (Insd. by MBIA & Liq.: Morgan Stanley)	440,000	440,000

GENERAL OBLIGATION - STATE 4.3%
ABN AMRO Munitops Cert. Trust, Ser. 2003-14, 3.03%, VRDN, (SPA: ABN AMRO Bank & Insd
by FGIC)	5,000,000	5,000,000
Pennsylvania GO MSTR, 2.98%, VRDN, (LOC: JPMorgan Chase & Co.)	1,345,000	1,345,000

		6,345,000

HOSPITAL 2.6%
Geisinger Auth. PA, Geisinger Hlth. Sys. Foundation RB, 2.90%, VRDN, (SPA: JPMorgan Chase & Co.)	1,500,000	1,500,000
Lancaster Cnty., PA Hosp. Auth. RB, Lancaster Gen. Hosp. Proj., 3.15%, VRDN, (LOC: Fulton
Financial Corp.)	2,000,000	2,000,000
Lehigh Cnty., PA Gen. Purpose Auth. RB PFOTER, 3.02%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	340,000	340,000

		3,840,000

HOUSING 5.7%
Class B Revenue Bond Cert. Trust, Ser. 2001-1, 3.44%, VRDN, (Liq.: American International
Group, Inc.)	2,648,000	2,648,000
Lancaster, PA IDA RB, Davco Family Proj., Class A, 3.20%, VRDN, (LOC: Fulton Financial Corp.)	1,525,000	1,525,000
New Jersey Hsg. & Mtge. Fin. Agcy. PFOTER RB, 3.08%, VRDN, (LOC: Landesbank Hessen &
Insd. by MBIA)	200,000	200,000
PFOTER, 2.65%, 03/09/2006, (Liq.: Merrill Lynch & Co., Inc.)	1,505,000	1,505,000
Philadelphia, PA Redev. Auth. MHRB, 1.72%, 08/11/2005, (Liq.: Merrill Lynch & Co., Inc.)	2,490,000	2,490,000

		8,368,000

INDUSTRIAL DEVELOPMENT REVENUE 36.5%
Allegheny Cnty., PA IDA RRB, Mine Safety Appliances Co. Proj., Ser. 1991, 3.00%, VRDN,
(LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Blair Cnty., PA IDA RB, CCK, Inc. Proj., 3.20%, VRDN, (LOC: Fulton Financial Corp.)	2,200,000	2,200,000
Butler Cnty., PA IDA IDRB, Mine Safety Appliances Co.:
Ser. 1992-A, 3.09%, VRDN, (LOC: JPMorgan Chase & Co.)	3,000,000	3,000,000
Ser. 1992-B, 3.09%, VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Butler Cnty., PA IDRRB, Mine Safety Appliances Co., Ser. 1991, 3.00%, VRDN, (LOC: JPMorgan
Chase & Co.)	1,000,000	1,000,000
[1]

EVERGREEN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Chester Cnty., PA IDA IDRB, KAC III Realty Corp. Proj., Ser. A, 3.13%, VRDN, (LOC: PNC Financial
Services Group, Inc.)	$2,325,000	$2,325,000
Cumberland Cnty., PA IDA RB, Lane Enterprises, Inc. Proj., 3.13%, VRDN, (LOC: PNC Financial
Services Group, Inc.)	2,755,000	2,755,000
Franconia Township, PA IDA RB, Asher's Chocolates Proj., Ser. A, 3.24%, VRDN, (LOC: Mellon Bank)	3,000,000	3,000,000
Hatfield Township, PA IDA Exempt Facs. RB, Hatfield Quality Meats Proj., 3.05%, VRDN,
(LOC: Bank of America Corp.)	1,820,000	1,820,000
Lancaster, PA IDA RB, Ris Paper Co. Proj., 3.13%, VRDN, (LOC: PNC Financial Services Group, Inc.)	1,565,000	1,565,000
Montgomery Cnty., PA IDA RB, Vari Corp. Proj., Ser. C, 3.24%, VRDN, (LOC: Allfirst Bank)	865,000	865,000
Pennsylvania EDFA RB:
Computer Components Proj., Ser. G-3, 3.08%, VRDN, (LOC: PNC Financial Services Group, Inc.)	700,000	700,000
Del Grosso Foods, Inc. Proj., Ser. G-6, 3.08%, VRDN, (LOC: PNC Financial Services Group, Inc.)	950,000	950,000
Donald Bernstein Proj.:
Ser. 2000H-3, 3.08%, VRDN, (LOC: PNC Financial Services Group, Inc.)	1,100,000	1,100,000
Ser. C-5, 3.08%, VRDN, (LOC: PNC Financial Services Group, Inc.)	2,700,000	2,700,000
EPT Associates Proj., Ser. B-5, 3.08%, VRDN, (LOC: PNC Financial Services Group, Inc.)	1,000,000	1,000,000
First Street Partners Proj., Ser. H-4, 3.08%, VRDN, (LOC: PNC Financial Services Group, Inc.)	1,300,000	1,300,000
Fitzpatrick Container Corp., Ser. A-1, 3.08%, VRDN, (LOC: PNC Financial Services Group, Inc.)	3,000,000	3,000,000
Ganflec Corp. Proj., Ser. E, 3.08%, VRDN, (LOC: PNC Financial Services Group, Inc.)	2,000,000	2,000,000
Hamill Manufacturing Co. Proj., Ser. H-6, 3.08%, VRDN, (LOC: PNC Financial Services
Group, Inc.)	1,100,000	1,100,000
Johnston Welding & Fabric, Ser. B-1, 3.08%, VRDN, (LOC: PNC Financial Services Group, Inc.)	900,000	900,000
Moosic Realty Partners LP Proj., Ser. A-1, 3.08%, VRDN, (LOC: PNC Financial Services
Group, Inc.)	800,000	800,000
O'Neill Family LLC, Ser. B-8, 3.08%, VRDN, (LOC: PNC Financial Services Group, Inc.)	2,200,000	2,200,000
Savicor Associates LP, Ser. H-10, 3.08%, VRDN, (LOC: PNC Financial Services Group, Inc.)	1,200,000	1,200,000
Ser. 2001B-1, 3.08%, VRDN, (LOC: PNC Financial Services Group, Inc.)	1,300,000	1,300,000
Ser. 2001B-2, 3.08%, VRDN, (LOC: PNC Financial Services Group, Inc.)	1,000,000	1,000,000
Ser. G-12, 3.08%, VRDN, (LOC: PNC Financial Services Group, Inc.)	700,000	700,000
Philadelphia, PA Auth. IDRB, 1100 Walnut Associates Proj., 2.30%, VRDN, (LOC: PNC Financial
Services Group, Inc.)	1,700,000	1,700,000
Philadelphia, PA IDRB, Allied Corp. Proj., FRN, 2.00%, 11/01/2005, (Gtd. by Honeywell
International, Inc.)	490,000	490,000
Philadelphia, PA Indl. Dev. PCRB, Allied Corp. Proj., FRN, 2.00%, 11/01/2005, (Gtd. by Honeywell
International, Inc.)	1,010,000	1,010,000
Washington Cnty., PA IDRB, Engineered Products, Inc. Proj., Ser. A, 3.08%, VRDN, (LOC: Citizens
Banking Corp.)	640,000	640,000
Weld Cnty., CO RB, Mak Group Proj., 3.25%, VRDN, (LOC: Wells Fargo & Co.)	1,060,000	1,060,000
Westfield, IN EDRB, Standard Locknut, Inc. Proj., 3.25%, VRDN, (LOC: Wells Fargo & Co.)	1,095,000	1,095,000
Westmoreland Cnty., PA IDA RB, White Consolidated Industries, Inc. Proj., FRN, 2.20%, 06/01/2005,
(SPA: Bank of Nova Scotia)	5,100,000	5,100,000

		53,575,000

MISCELLANEOUS REVENUE 6.2%
Lancaster, PA IDA RB, Student Lodging, Inc. Proj., 3.15%, VRDN, (LOC: Fulton Financial Corp.)	2,500,000	2,500,000
New Jersey Env. Infrastructure MSTR RB, Ser. JPMC6, 2.97%, VRDN, (Liq.: JPMorgan Chase & Co.)	1,000,000	1,000,000
Pennsylvania EDFA IDRB, Babcock & Wilcox Co., Ser. A-2, 3.23%, VRDN, (LOC: PNC Financial
Services Group, Inc.)	4,550,000	4,550,000
Pennsylvania Higher Edl. Facs. Auth. RB, Honeysuckle Student Holding, Ser. A, 3.01%, VRDN,
(LOC: Allied Irish Banks plc)	1,085,000	1,085,000

		9,135,000

[2]

EVERGREEN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PORT AUTHORITY 1.4%
Pennsylvania EDFA RB, Port of Pittsburgh Commission, Ser. G-10, 3.08%, VRDN, (LOC: PNC
Financial Services Group, Inc.)	$2,000,000	$2,000,000

RESOURCE RECOVERY 6.2%
Washington Cnty., PA IDRB, Solid Wst. Disposal, American Iron Oxide Co. Proj., 3.48%, VRDN,
(Liq.: JPMorgan Chase & Co.)	9,100,000	9,100,000

SOLID WASTE 0.3%
New Hampshire Business Fin. Auth. Solid Wst. Disposal RB, Waste Management, Inc. Proj.,
2.90%, 06/01/2005, (LOC: Bank of America Corp.)	500,000	500,000

SPECIAL TAX 1.1%
Denver, CO Urban Renewal Auth. Tax Increment RRB, Ser. A, 3.30%, VRDN, (LOC: Zions Bancorp.)	890,000	890,000
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax ROC, Ser. 99-7, 3.02%, VRDN,
(LOC: Citigroup & Insd. by FGIC)	675,000	675,000

		1,565,000

TRANSPORTATION 1.7%
Pennsylvania Turnpike Commission RB:
Ser. Q, 2.97%, VRDN, (SPA: WestLB AG)	1,200,000	1,200,000
Ser. U, 2.95%, VRDN, (SPA: Dexia Credit Local)	1,350,000	1,350,000

		2,550,000

UTILITY 4.2%
Carlton, WI PCRB, Wisconsin Pwr. & Light Proj., 3.16%, VRDN, (Gtd. by Wisconsin Pwr. & Light)	1,800,000	1,800,000
Delaware EDA RB, Delmarva Pwr. & Light Co. Proj., 3.20%, VRDN, (Gtd. by Delmarva
Pwr. & Light Co.)	1,400,000	1,400,000
Lehigh Cnty., PA IDA RB, Allegheny Electric Corp., Inc. Proj., 2.30%, VRDN, (LOC: RaboBank
Nederland)	755,000	755,000
Pennsylvania EDFA Wstwtr. Treatment RRB, Sunoco, Inc. Proj., 3.19%, VRDN, (Gtd. by Sunoco, Inc.)	1,300,000	1,300,000
Port Arthur, TX Navigation Dist. IDRB, Fina Oil & Chemical Co. Proj., 2.89%, VRDN,
(Gtd. by Total SA)	700,000	700,000
Sweetwater Cnty., WY Env. Impt. RB, Pacificorp Proj., Ser. 1995, 2.93%, VRDN, (LOC: Barclays
Bank plc)	200,000	200,000

		6,155,000

WATER & SEWER 12.6%
Olcese, CA Wtr. Dist. COP, Rio Bravo Wtr. Delivery Proj., Ser. A, 2.70%, 05/17/2005,
(SPA: Sumitomo MIT Bank Corp.)	2,000,000	2,000,000
Philadelphia, PA Wtr. & Wstwtr. Facs. RB MTC, Ser. 1999-1, 3.49%, VRDN, (LOC: Commerzbank
AG & Insd. by AMBAC)	15,495,000	15,495,000
Pittsburgh, PA Wtr. & Swr. Auth. RB, Ser. 346, 3.05%, VRDN, (Liq.: Morgan Stanley)	995,000	995,000

		18,490,000

Total Investments (cost $146,378,000) 99.7%		146,378,000
Other Assets and Liabilities 0.3%		446,586

Net Assets 100.0%		$146,824,586

VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at April 30, 2005.
[3]

EVERGREEN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.	LOC	Letter of Credit
CDA	Community Development Authority	MBIA	Municipal Bond Investors Assurance Corp.
COP	Certificates of Participation	MHRB	Multifamily Housing Revenue Bond
EDA	Economic Development Authority	MSTR	Municipal Securities Trust Receipt
EDFA	Economic Development Finance Authority	MTC	Municipal Trust Certificates
EDRB	Economic Development Revenue Bond	PCRB	Pollution Control Revenue Bond
FGIC	Financial Guaranty Insurance Co.	PFOTER	Putable Floating Option Tax Exempt Receipts
FRN	Floating Rate Note	RB	Revenue Bond
GO	General Obligation	ROC	Reset Option Certificate
IDA	Industrial Development Authority	RRB	Refunding Revenue Bond
IDRB	Industrial Development Revenue Bond	SPA	Securities Purchase Agreement
IDRRB	Industrial Development Refunding Revenue Bond

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

At April 30, 2005, the Fund had the following open credit default swap contracts outstanding:

Expiration	Counterparty	Reference Debt Obligation	Notional Amount	Annual Rate of Fixed Payments Made by the Fund	Payment Frequency
6/1/2005	Bank of America Corp.	New Hampshire Business Fin. Auth. Solid Wst. Disposal RB, Waste Management, Inc. Proj.	$500,000	0.46%	Quarterly

On April 30, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

The following table shows the percent of total investments by geographic location as of April 30, 2005:

Pennsylvania	85.4%
California	4.5%
Illinois	3.0%
Colorado	1.3%
Wisconsin	1.2%
Delaware	1.0%
New Jersey	0.8%
Indiana	0.8%
Texas	0.5%
New Hampshire	0.4%
Wyoming	0.1%
Non-state specific	1.0%

100.0%

[4]

EVERGREEN TREASURY MONEY MARKET FUND SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 21.0%
U.S. Treasury Bills:
2.56%, 05/12/2005 †	$100,000,000	$99,931,319
2.59%, 05/05/2005 †	50,000,000	49,991,125
U.S. Treasury Notes:
1.25%, 05/31/2005	15,000,000	14,993,661
1.50%, 03/31/2006	65,000,000	63,890,181
1.625%, 04/30/2005 - 02/28/2006	215,000,000	214,102,255
1.875%, 11/30/2005 - 12/31/2005	155,000,000	154,375,442
2.00%, 08/31/2005	25,000,000	24,998,089

Total U.S. Treasury Obligations (cost $622,282,072)		622,282,072

REPURCHASE AGREEMENTS* 79.1%
ABN Amro, Inc., Avg. rate of 2.78%, dated 4/25/2005, maturing 5/2/2005; maturity value
$80,043,267 (1) **	80,000,000	80,000,000
Bank of America Corp., Avg. rate of 2.80%, dated 4/25/2005, maturing 5/2/2005; maturity value
$150,081,542 (2)**	150,000,000	150,000,000
Barclays plc, 2.83%, dated 4/29/2005, maturing 5/2/2005; maturity value $150,035,375 (3)	150,000,000	150,000,000
Citigroup, Inc., Avg. rate of 2.84%, dated 4/25/2005, maturing 5/2/2005; maturity value
$100,055,194 (4) **	100,000,000	100,000,000
Credit Suisse First Boston LLC.:
1.45%, dated 4/12/2004; maturing 5/5/2005; maturity value $50,046,160 (5)	50,000,000	50,000,000
Avg. rate of 2.79%, dated 4/25/2005, maturing 5/2/2005; maturity value $150,081,250 (6) **	150,000,000	150,000,000
Deutsche Bank AG:
2.90%, dated 4/29/2005, maturing 5/2/2005; maturity value $75,018,125 (7)	75,000,000	75,000,000
Avg. rate of 2.81%, dated 4/25/2005, maturing 5/2/2005; maturity value $150,082,000 (7) **	150,000,000	150,000,000
Avg. rate of 2.86%, dated 4/25/2005, maturing 5/2/2005; maturity value $100,055,583 (7) **	100,000,000	100,000,000
Greenwich Capital Markets, Inc., Avg. rate of 2.78%, dated 4/25/2005, maturing 5/2/2005;
maturity value $80,043,222 (8) **	80,000,000	80,000,000
JPMorgan Chase & Co., Avg. rate of 2.77%, dated 4/25/2005, maturing 5/2/2005;
maturity value $60,032,316 (9) **	60,000,000	60,000,000
Lehman Brothers Holdings, Inc., Avg. rate of 2.77%, dated 4/25/2005, maturing 5/2/2005;
maturity value $150,080,833 (10) **	150,000,000	150,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.80%, dated 4/29/2005, maturing 5/2/2005;
maturity value $150,035,000 (11)	150,000,000	150,000,000
Morgan Stanley, Avg. rate of 2.78%, dated 4/25/2005, maturing 5/2/2005; maturity value
$80,043,178 (12) **	80,000,000	80,000,000
RBC Dain Rauscher, Inc., Avg. rate of 2.77%, dated 4/25/2005, maturing 5/2/2005; maturity
value $80,043,156 (13) **	80,000,000	80,000,000
Societe Generale:
2.80%, dated 4/29/2005, maturing 5/2/2005; maturity value $307,022,649 (14)	306,951,027	306,951,027
2.92%, dated 4/29/2005, maturing 5/2/2005; maturity value $150,036,500 (15)	150,000,000	150,000,000
UBS AG:
2.86%, dated 4/29/2005, maturing 5/2/2005; maturity value $100,023,833 (16)	100,000,000	100,000,000
2.92%, dated 4/29/2005, maturing 5/2/2005; maturity value $100,024,333 (17)	100,000,000	100,000,000
WestLB AG, Avg. rate of 2.77%, dated 4/25/2005, maturing 5/2/2005; maturity value
$80,043,089 (18) **	80,000,000	80,000,000

Total Repurchase Agreements (cost $2,341,951,027)		2,341,951,027

Total Investments (cost $2,964,233,099) 100.1%		2,964,233,099
Other Assets and Liabilities (0.1%)		(2,884,300)

Net Assets 100.0%		$2,961,348,799

[1]

EVERGREEN TREASURY MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
†	Rate shown represents the yield to maturity at date of purchase.
*	Collateralized by:
(1)	$82,204,000 U.S. Treasury Bills, 0.00%, 7/14/2005 to 8/18/2005; value is $81,600,857.
(2)	$89,396,000 U.S. Treasury Bill, 0.00%, 5/5/2005; value is $89,362,030. $63,610,000 U.S. Treasury Note, 2.25%, 4/30/2006; value including accrued interest is $63,638,487.
(3)	$114,682,000 U.S. Treasury Notes, 1.125% to 3.375%, 6/30/2005 to 12/15/2008; value including accrued interest is $113,961,007. $39,469,000 U.S. Treasury Bills, 0.00%, 6/23/2005 to 10/20/2005; value is $39,039,866.
(4)	$414,026,820 GNMA, 3.375% to 7.00%, 6/15/2019 to 2/15/2035; value including accrued interest is $102,000,000.
(5)	$17,531,000 U.S. Treasury Note, 4.25%, 8/15/2013; value including accrued interest is $17,858,663. $20,255,000 U.S. Treasury Bond, 3.875%, 4/15/2029; value including accrued interest is $33,146,615.
(6)	$93,495,000 U.S. Treasury Bond, 3.875%, 4/15/2029; value including accrued interest is $153,001,369.
(7)	$442,653,000 STRIPS, 0.00%, 11/15/2018 to 8/15/2021; value is $227,479,254. $110,000,000 GNMA, 6.00%, 11/15/2034; value including accrued interest is $104,021,064. This collateral was allocated on a pro-rata split such that sufficient collateral was applied to the respective repurchase agreements.
(8)	$81,515,000 STRIPS, 0.00%, 4/15/2010; value is $81,603,826.
(9)	$63,220,000 U.S. Treasury Notes, 2.00% to 2.62%, 5/15/2006 to 3/15/2009; value including accrued interest is $61,204,105.
(10)	$268,932,494 STRIPS, 0.00%, 5/15/2013 to 8/15/2021; value is $153,001,878.
(11)	$381,192,000 STRIPS, 0.00%, 11/15/2021 to 11/15/2027; value is $153,001,594.
(12)	$111,150,000 STRIPS, 0.00%, 1/15/2008 to 11/15/2015; value is $81,601,055.
(13)	$27,958,000 U.S. Treasury Notes, 1.50% to 4.75%, 7/31/2005 to 11/15/2014; value including accrued interest is $28,654,199. $19,592,000 U.S. Treasury Bonds, 5.375% to 8.125%, 8/15/2019 to 2/15/2031; value including accrued interest is $27,304,781. $49,330,000 STRIPS, 0.00%, 8/15/2019; value is $25,642,227.
(14)	$277,539,000 U.S. Treasury Notes, 2.00% to 4.00%, 2/28/2007 to 2/15/2015; value including accrued interest is $274,070,146. $25,000,000 U.S. Treasury Bond, 3.625%, 4/15/2028; value including accrued interest is $39,749,020.
(15)	$47,910,000 U.S. Treasury Notes, 3.75% to 4.75%, 3/31/2007 to 5/15/2014; value including accrued interest is $49,806,022. $114,750,000 GNMA, 5.00%, 10/15/2034; value including accrued interest is $103,256,574.
(16)	$102,055,000 U.S. Treasury Note, 3.375%, 2/15/2008; value including accrued interest is $102,000,497.
(17)	$180,470,824 GNMA, 3.25% to 7.00%, 1/20/2030 to 1/20/2035; value including accrued interest is $102,001,732.
(18)	$18,933,000 U.S. Treasury Notes, 2.875% to 4.375%, 11/30/2006 to 11/15/2007; value including accrued interest is $19,337,435. $44,775,000 U.S. Treasury Bonds, 7.50% to 8.875%, 11/15/2016 to 8/15/2017; value including accrued interest is $62,263,086.
**	Variable rate repurchase agreement with rates which reset daily. The rate shown represents an average of the daily rates over the term of the agreement.

Summary of Abbreviations
GNMA	Government National Mortgage Association
STRIPS	Separately Traded Registered Interest and Principal Securities

On April 30, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

[2]

EVERGREEN U.S. GOVERNMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 94.4%
FAMC:
2.91%, 05/25/2005 +	$20,000,000	$19,963,456
3.01%, 07/12/2005 +	25,000,000	24,854,549
FFCB, FRN:
2.73%, 05/03/2005	50,000,000	50,000,000
2.75%, 05/03/2005	50,000,000	49,997,910
2.76%, 05/03/2005	35,000,000	34,988,941
FHLB:
1.55%, 05/06/2005	25,000,000	25,000,000
1.58%, 05/10/2005	25,000,000	25,000,000
1.70%, 10/17/2005	2,900,000	2,889,736
2.25%, 10/21/2005 - 12/15/2005	34,890,000	34,806,660
2.50%, 11/02/2005 - 11/15/2005	45,000,000	44,954,293
6.50%, 11/15/2005	5,000,000	5,084,379
FRN, 2.00%, 08/11/2005	50,000,000	50,000,000
FHLMC:
1.875%, 02/15/2006	5,000,000	4,930,613
2.78%, 06/14/2005 +	45,252,000	45,104,981
2.87%, 05/25/2005 +	17,496,000	17,464,478
2.875%, 09/15/2005	15,000,000	15,029,334
3.00%, 06/21/2005 +	35,000,000	34,857,083
7.00%, 07/15/2005	75,000,000	75,622,550
FRN, 1.90%, 07/28/2005	50,000,000	50,000,000
FNMA:
1.80%, 05/27/2005	30,000,000	29,975,431
2.02%, 11/14/2005	4,500,000	4,469,735
2.32%, 09/12/2005	15,000,000	15,000,000
2.69%, 05/11/2005 +	25,000,000	24,983,500
2.72%, 05/18/2005 +	50,000,000	49,940,778
2.74%, 06/01/2005 +	22,300,000	22,250,197
3.11%, 07/01/2005 +	20,000,000	19,898,667
3.14%, 08/01/2005 +	35,918,000	35,639,266
7.00%, 07/15/2005	30,000,000	30,236,702
FRN:
2.83%, 05/15/2005	75,000,000	74,981,223
2.95%, 05/29/2005	100,000,000	99,984,422

Total U.S. Government & Agency Obligations (cost $1,017,908,884)		1,017,908,884

REPURCHASE AGREEMENT 8.7%
Bank of America Corp., 2.87%, dated 4/29/2005, maturing 5/2/2005; maturity value $93,483,625 * (cost $93,461,272)	93,461,272	93,461,272

Total Investments (cost $1,111,370,156) 103.1%		1,111,370,156
Other Assets and Liabilities (3.1%)		(33,630,989)

Net Assets 100.0%		$1,077,739,167

+	Zero coupon bond. The rate shown represents the yield to maturity at date of purchase.
*	Collateralized by $97,628,000 FHLMC, 4.00%, 6/12/2013; value including accrued interest is $95,331,030.

On April 30, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Summary of Abbreviations
FAMC	Federal Agricultural Mortgage Corp.
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
[1]

Item 2 – Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-3(d) under the Investment Company Act of 1940, are attached as EX-99.CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Money Market Trust

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: June 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: June 27, 2005

By: /s/ Carol A. Kosel —————————————— Carol A. Kosel Principal Financial Officer Date: June 27, 2005